Schedule of Investments (unaudited)
June 30, 2025
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.1%
AAR Corp.(a)(b)(c)	2,106,680	$ 144,918,517
AeroVironment, Inc.(b)(c)	1,673,378	476,829,061
Kratos Defense & Security Solutions, Inc.(a)(b)(c)	9,884,794	459,148,681
Mercury Systems, Inc.(a)(b)(c)	3,016,836	162,486,787
Moog, Inc., Class A(a)	1,680,309	304,085,520
National Presto Industries, Inc.	306,890	30,062,944
Triumph Group, Inc.(a)(b)	4,076,599	104,972,424
		1,682,503,934
Air Freight & Logistics — 0.2%
Forward Air Corp.(b)	1,251,939	30,722,583
Hub Group, Inc., Class A(a)	3,603,664	120,470,488
		151,193,071
Automobile Components — 1.9%
Adient PLC(a)(b)(c)	5,005,129	97,399,810
American Axle & Manufacturing Holdings, Inc.(a)(b)(c)	7,057,540	28,794,763
BorgWarner, Inc.(a)	13,049,846	436,908,844
Dana, Inc.(a)	7,704,308	132,128,882
Dorman Products, Inc.(a)(b)(c)	1,612,865	197,850,150
Fox Factory Holding Corp.(a)(b)	2,477,861	64,275,714
Gentherm, Inc.(a)(b)	1,840,681	52,072,865
LCI Industries(a)	1,499,064	136,699,646
Patrick Industries, Inc.(a)	1,985,412	183,193,965
Phinia, Inc.(a)	2,364,375	105,191,044
Standard Motor Products, Inc.(a)	1,245,394	38,258,504
XPEL, Inc.(b)(c)	1,347,687	48,381,963
		1,521,156,150
Automobiles — 0.1%
Winnebago Industries, Inc.(a)	1,664,904	48,282,216
Banks — 8.9%
Ameris Bancorp(a)	3,832,334	247,952,010
Atlantic Union Bankshares Corp.(a)	8,439,499	263,987,529
Axos Financial, Inc.(a)(b)(c)	3,180,835	241,870,693
Banc of California, Inc.(a)	7,603,739	106,832,533
BancFirst Corp.	1,184,708	146,453,603
Bancorp, Inc. (The)(a)(b)(c)	2,774,398	158,057,454
Bank of Hawaii Corp.(a)	2,357,572	159,206,837
BankUnited, Inc.(a)	4,453,866	158,513,091
Banner Corp.(a)	2,053,964	131,761,791
Berkshire Hills Bancorp, Inc.(a)	2,657,484	66,543,399
Brookline Bancorp, Inc.(a)	5,290,316	55,812,834
Capitol Federal Financial, Inc.(a)	7,286,663	44,448,644
Cathay General Bancorp(a)	4,159,898	189,400,156
Central Pacific Financial Corp.(a)	1,597,517	44,778,402
City Holding Co.(a)	860,271	105,314,376
Community Financial System, Inc.(a)	3,163,790	179,924,737
Customers Bancorp, Inc.(a)(b)(c)	1,744,960	102,498,950
CVB Financial Corp.(a)	7,694,021	152,264,676
Dime Community Bancshares, Inc.(a)	2,342,472	63,106,196
Eagle Bancorp, Inc.(a)	1,811,685	35,291,624
FB Financial Corp.	2,070,286	93,783,956
First BanCorp/Puerto Rico(a)	9,520,358	198,309,057
First Bancorp/Southern Pines NC(a)	2,460,297	108,474,495
First Commonwealth Financial Corp.(a)	6,213,170	100,839,749
First Financial Bancorp(a)	5,686,450	137,953,277
First Hawaiian, Inc.(a)	7,467,152	186,380,114
Fulton Financial Corp.(a)	10,786,603	194,590,318
Hanmi Financial Corp.(a)	1,783,523	44,017,348
Heritage Financial Corp.(a)	2,034,082	48,492,515
Security	Shares	Value
Banks (continued)
Hilltop Holdings, Inc.	2,705,727	$ 82,118,814
Hope Bancorp, Inc.(a)	7,530,591	80,803,241
Independent Bank Corp.(a)	2,531,411	159,187,781
Lakeland Financial Corp.(a)	1,518,076	93,285,770
National Bank Holdings Corp., Class A(a)	2,264,832	85,180,332
NBT Bancorp, Inc.(a)	3,119,758	129,625,945
Northwest Bancshares, Inc.(a)	7,661,823	97,918,098
OFG Bancorp(a)	2,664,863	114,056,136
Pacific Premier Bancorp, Inc.(a)	5,765,089	121,585,727
Park National Corp.(a)	865,517	144,766,373
Pathward Financial, Inc.(a)(c)	1,397,847	110,597,655
Preferred Bank	546,812	47,323,845
Provident Financial Services, Inc.(a)	6,937,723	121,618,284
Renasant Corp.(a)	5,473,849	196,675,395
S&T Bancorp, Inc.(a)	2,276,830	86,109,711
Seacoast Banking Corp. of Florida(a)	5,069,852	140,029,312
ServisFirst Bancshares, Inc.(a)	2,984,166	231,302,707
Simmons First National Corp., Class A(a)	7,481,173	141,843,040
Southside Bancshares, Inc.(a)	1,693,835	49,849,564
Stellar Bancorp, Inc.(a)	2,721,251	76,140,603
Tompkins Financial Corp.(a)	748,931	46,980,442
Triumph Financial, Inc.(a)(b)(c)	1,319,392	72,711,693
TrustCo Bank Corp.(a)	1,134,346	37,909,843
Trustmark Corp.(a)	3,592,230	130,972,706
United Community Banks, Inc.(a)	7,141,318	212,739,863
Veritex Holdings, Inc.(a)	3,223,794	84,141,023
WaFd, Inc.(a)	4,756,085	139,258,169
Westamerica BanCorp(a)	1,555,198	75,333,791
WSFS Financial Corp.(a)	3,368,800	185,284,000
		7,062,210,227
Beverages — 0.1%
MGP Ingredients, Inc.	808,784	24,239,256
National Beverage Corp.(b)	1,390,375	60,119,815
		84,359,071
Biotechnology — 2.5%
ACADIA Pharmaceuticals, Inc.(b)(c)	7,356,103	158,671,142
ADMA Biologics, Inc.(a)(b)(c)	14,179,476	258,208,258
Alkermes PLC(a)(b)(c)	9,794,156	280,210,803
Arcus Biosciences, Inc.(b)(c)	4,041,603	32,898,648
Arrowhead Pharmaceuticals, Inc.(a)(b)(c)	7,464,598	117,940,648
Catalyst Pharmaceuticals, Inc.(a)(b)(c)	6,810,211	147,781,579
Dynavax Technologies Corp.(a)(b)(c)	6,633,929	65,808,576
Krystal Biotech, Inc.(a)(b)(c)	1,510,481	207,630,718
Myriad Genetics, Inc.(a)(b)(c)	5,497,461	29,191,518
Protagonist Therapeutics, Inc.(a)(b)(c)	3,681,427	203,472,470
TG Therapeutics, Inc.(a)(b)(c)	8,054,349	289,876,020
Vericel Corp.(a)(b)(c)	2,990,252	127,235,223
Vir Biotechnology, Inc.(b)(c)	5,533,132	27,886,985
Xencor, Inc.(a)(b)(c)	4,244,650	33,362,949
		1,980,175,537
Broadline Retail — 0.5%
Etsy, Inc.(a)(b)(c)	6,193,714	310,676,694
Kohl’s Corp.(a)(c)	6,613,279	56,080,606
		366,757,300
Building Products — 2.6%
American Woodmark Corp.(a)(b)(c)	898,742	47,965,861
Apogee Enterprises, Inc.(a)	1,286,560	52,234,336
Armstrong World Industries, Inc.(a)	2,579,268	418,976,294
AZZ, Inc.(a)	1,776,716	167,864,128
CSW Industrials, Inc.(a)(c)	996,809	285,914,725
Gibraltar Industries, Inc.(a)(b)	1,758,439	103,747,901

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Building Products (continued)
Griffon Corp.	2,318,317	$ 167,776,601
Hayward Holdings, Inc.(b)(c)	8,479,072	117,011,194
Insteel Industries, Inc.(a)	1,154,389	42,954,815
Masterbrand, Inc.(a)(b)(c)	7,528,369	82,285,073
Quanex Building Products Corp.(a)	2,790,670	52,743,663
Resideo Technologies, Inc.(a)(b)(c)	8,820,460	194,579,348
Zurn Elkay Water Solutions Corp.	8,394,241	306,977,393
		2,041,031,332
Capital Markets — 2.8%
Acadian Asset Management, Inc.	1,601,019	56,419,910
Artisan Partners Asset Management, Inc., Class A(a)	4,178,766	185,244,697
BGC Group, Inc., Class A(a)	22,493,999	230,113,610
Cohen & Steers, Inc.	1,604,856	120,925,900
Donnelley Financial Solutions, Inc.(a)(b)(c)	1,510,415	93,117,085
Moelis & Co., Class A	3,534,404	220,264,057
Piper Sandler Cos.(a)	975,954	271,256,655
PJT Partners, Inc., Class A(a)(c)	1,451,070	239,441,061
StepStone Group, Inc., Class A(a)	3,919,445	217,529,197
StoneX Group, Inc.(a)(b)(c)	2,585,813	235,670,997
Virtu Financial, Inc., Class A(a)	4,796,585	214,839,042
Virtus Investment Partners, Inc.(a)	385,901	70,002,441
WisdomTree, Inc.	6,910,221	79,536,644
		2,234,361,296
Chemicals — 3.2%
AdvanSix, Inc.(a)	1,598,155	37,956,181
Balchem Corp.(a)	1,937,253	308,410,678
Celanese Corp., Class A(a)(c)	6,498,066	359,537,992
Chemours Co. (The)(a)	8,924,782	102,188,754
Element Solutions, Inc.(a)	13,251,005	300,135,263
FMC Corp.(a)	7,418,812	309,735,401
Hawkins, Inc.(a)(c)	1,124,248	159,755,641
HB Fuller Co.(a)	3,218,813	193,611,602
Ingevity Corp.(a)(b)(c)	2,166,018	93,333,716
Innospec, Inc.(a)	1,488,743	125,188,399
Koppers Holdings, Inc.(a)	1,207,334	38,815,788
Minerals Technologies, Inc.(a)	1,884,841	103,798,194
Quaker Chemical Corp.	808,689	90,524,647
Sensient Technologies Corp.(a)	2,521,833	248,450,987
Stepan Co.(a)	1,265,628	69,077,976
		2,540,521,219
Commercial Services & Supplies — 2.1%
ABM Industries, Inc.(a)	3,696,271	174,500,954
Brady Corp., Class A, NVS(a)	2,600,161	176,732,943
CoreCivic, Inc.(a)(b)	6,483,670	136,610,927
Deluxe Corp.(a)	2,668,303	42,452,701
Enviri Corp.(a)(b)(c)	4,800,858	41,671,447
GEO Group, Inc. (The)(a)(b)	8,230,348	197,116,835
Healthcare Services Group, Inc.(a)(b)	4,331,677	65,105,105
HNI Corp.(a)	2,765,110	135,988,110
Interface, Inc., Class A(a)(c)	3,495,095	73,152,338
Liquidity Services, Inc.(b)(c)	1,359,284	32,065,510
MillerKnoll, Inc.(a)	4,024,256	78,151,052
OPENLANE, Inc.(a)(b)(c)	6,378,229	155,947,699
Pitney Bowes, Inc.	8,028,112	87,586,702
Pursuit Attractions & Hospitality, Inc.(b)(c)	1,280,734	36,923,561
UniFirst Corp.(a)	891,348	167,769,521
Vestis Corp.(a)	6,811,255	39,028,491
		1,640,803,896
Communications Equipment — 0.9%
Calix, Inc.(a)(b)(c)	3,426,530	182,257,131
Security	Shares	Value
Communications Equipment (continued)
Digi International, Inc.(a)(b)(c)	2,210,395	$ 77,054,370
Extreme Networks, Inc.(b)	5,670,260	101,781,167
Harmonic, Inc.(a)(b)(c)	6,717,860	63,618,134
NetScout Systems, Inc.(a)(b)	4,236,860	105,116,497
Viasat, Inc.(b)(c)	5,062,210	73,908,266
Viavi Solutions, Inc.(a)(b)(c)	13,259,671	133,524,887
		737,260,452
Construction & Engineering — 2.5%
Arcosa, Inc.(a)(c)	2,899,397	251,406,714
Dycom Industries, Inc.(a)(b)(c)	1,709,278	417,730,450
Everus Construction Group, Inc.(a)(b)(c)	3,029,164	192,442,789
Granite Construction, Inc.(a)	2,597,805	242,920,746
MYR Group, Inc.(a)(b)(c)	922,006	167,297,989
Sterling Infrastructure, Inc.(a)(b)(c)	1,806,268	416,760,216
WillScot Holdings Corp., Class A(a)	10,832,854	296,820,200
		1,985,379,104
Consumer Finance — 0.7%
Bread Financial Holdings, Inc.	1,693,405	96,727,294
Encore Capital Group, Inc.(a)(b)(c)	1,387,067	53,693,364
Enova International, Inc.(a)(b)(c)	1,506,691	168,026,180
EZCORP, Inc., Class A, NVS(a)(b)(c)	3,096,306	42,976,727
Navient Corp.	4,388,527	61,878,231
PRA Group, Inc.(a)(b)	2,365,256	34,887,526
PROG Holdings, Inc.(a)	2,406,438	70,628,955
World Acceptance Corp.(b)(c)	186,065	30,723,053
		559,541,330
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The)(a)	1,923,072	70,672,896
Chefs’ Warehouse, Inc. (The)(a)(b)(c)	2,102,367	134,152,038
Grocery Outlet Holding Corp.(a)(b)(c)	5,846,207	72,609,891
PriceSmart, Inc.	1,478,278	155,278,321
SpartanNash Co.(a)	2,018,413	53,467,760
United Natural Foods, Inc.(a)(b)(c)	3,609,199	84,130,429
		570,311,335
Containers & Packaging — 0.5%
O-I Glass, Inc.(a)(b)(c)	9,187,742	135,427,317
Sealed Air Corp.(a)	8,682,433	269,415,896
		404,843,213
Diversified Consumer Services — 1.5%
Adtalem Global Education, Inc.(a)(b)(c)	2,133,918	271,498,387
Frontdoor, Inc.(a)(b)(c)	4,370,595	257,602,869
Matthews International Corp., Class A(a)	1,851,040	44,258,366
Mister Car Wash, Inc.(b)(c)	5,618,112	33,764,853
Perdoceo Education Corp.(a)	3,655,083	119,484,663
Strategic Education, Inc.(a)	1,420,674	120,941,978
Stride, Inc.(a)(b)(c)	2,549,277	370,129,528
		1,217,680,644
Diversified REITs — 0.8%
Alexander & Baldwin, Inc.(a)	4,329,568	77,196,197
American Assets Trust, Inc.	2,815,307	55,602,313
Armada Hoffler Properties, Inc.(a)	4,780,476	32,841,870
Essential Properties Realty Trust, Inc.(a)	11,730,913	374,333,434
Global Net Lease, Inc.	8,674,241	65,490,520
		605,464,334
Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings, Inc.(a)	2,520,350	121,506,073
Lumen Technologies, Inc.(b)(c)	47,061,267	206,128,349
		327,634,422

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities — 0.5%
MGE Energy, Inc.(a)	2,170,255	$ 191,937,352
Otter Tail Corp.(a)	2,488,903	191,869,532
		383,806,884
Electrical Equipment — 0.4%
Powell Industries, Inc.(c)	559,114	117,665,541
Sunrun, Inc.(a)(b)(c)	13,623,725	111,442,070
Vicor Corp.(b)(c)	1,371,884	62,228,658
		291,336,269
Electronic Equipment, Instruments & Components — 4.2%
Advanced Energy Industries, Inc.(a)(c)	2,236,471	296,332,407
Arlo Technologies, Inc.(a)(b)(c)	6,165,654	104,569,492
Badger Meter, Inc.(a)	1,749,297	428,490,300
Benchmark Electronics, Inc.(a)	2,152,412	83,578,158
CTS Corp.(a)	1,772,790	75,538,582
ePlus, Inc.(a)(b)(c)	1,564,608	112,808,237
Insight Enterprises, Inc.(a)(b)(c)	1,630,860	225,197,303
Itron, Inc.(a)(b)(c)	2,707,629	356,405,205
Knowles Corp.(a)(b)(c)	5,166,318	91,030,523
OSI Systems, Inc.(a)(b)(c)	927,378	208,530,217
PC Connection, Inc.	711,906	46,829,177
Plexus Corp.(a)(b)	1,609,007	217,714,737
Ralliant Corp.(a)(b)	6,720,841	325,893,580
Rogers Corp.(a)(b)(c)	1,003,779	68,738,786
Sanmina Corp.(a)(b)(c)	3,175,433	310,652,610
ScanSource, Inc.(a)(b)(c)	1,239,814	51,836,623
TTM Technologies, Inc.(a)(b)(c)	6,036,276	246,400,786
Vishay Intertechnology, Inc.(a)	6,673,210	105,970,575
		3,356,517,298
Energy Equipment & Services — 1.6%
Archrock, Inc.(a)	10,501,446	260,750,904
Atlas Energy Solutions, Inc.	4,331,683	57,914,602
Bristow Group, Inc.(a)(b)(c)	1,475,899	48,660,390
Cactus, Inc., Class A(a)	4,066,299	177,778,592
Core Laboratories, Inc.(a)(c)	2,785,222	32,085,757
Helix Energy Solutions Group, Inc.(a)(b)(c)	8,461,771	52,801,451
Helmerich & Payne, Inc.(a)	5,905,390	89,525,712
Innovex International, Inc.(b)(c)	2,294,833	35,845,291
Liberty Energy, Inc., Class A(a)	9,619,831	110,435,660
Oceaneering International, Inc.(a)(b)(c)	5,975,104	123,804,155
Patterson-UTI Energy, Inc.(a)	20,863,331	123,719,553
ProPetro Holding Corp.(b)(c)	4,771,848	28,487,933
RPC, Inc.	5,044,470	23,860,343
Tidewater, Inc.(a)(b)(c)	2,710,322	125,027,154
		1,290,697,497
Entertainment — 0.5%
Cinemark Holdings, Inc.(a)	5,995,737	180,951,343
Madison Square Garden Sports Corp., Class A(a)(b)	995,439	207,996,979
		388,948,322
Financial Services — 2.4%
Enact Holdings, Inc.	1,693,762	62,923,258
EVERTEC, Inc.(a)	3,806,914	137,239,250
HA Sustainable Infrastructure Capital, Inc.(a)	7,182,785	192,929,605
Jackson Financial, Inc., Class A	1,620,247	143,861,731
Mr. Cooper Group, Inc.(a)(b)	3,792,405	565,864,750
NCR Atleos Corp.(a)(b)(c)	4,379,715	124,953,269
NMI Holdings, Inc., Class A(a)(b)(c)	4,640,129	195,767,042
Payoneer Global, Inc.(b)	15,505,458	106,212,387
Security	Shares	Value
Financial Services (continued)
Radian Group, Inc.	6,618,430	$ 238,395,849
Walker & Dunlop, Inc.(a)	1,924,919	135,668,291
		1,903,815,432
Food Products — 1.3%
B&G Foods, Inc.(a)	4,761,149	20,139,660
Cal-Maine Foods, Inc.(a)	2,563,448	255,396,324
Fresh Del Monte Produce, Inc.	1,992,980	64,612,412
Freshpet, Inc.(a)(b)	2,897,125	196,888,615
J & J Snack Foods Corp.	924,481	104,845,390
John B Sanfilippo & Son, Inc.(a)	546,365	34,552,123
Simply Good Foods Co. (The)(a)(b)(c)	5,460,047	172,482,885
Tootsie Roll Industries, Inc.(c)	1,018,385	34,064,978
TreeHouse Foods, Inc.(a)(b)(c)	2,710,682	52,641,444
WK Kellogg Co.	3,945,114	62,885,117
		998,508,948
Gas Utilities — 0.6%
Chesapeake Utilities Corp.(a)	1,385,523	166,567,575
MDU Resources Group, Inc.(a)	12,136,281	202,311,804
Northwest Natural Holding Co.(a)	2,403,656	95,473,216
		464,352,595
Ground Transportation — 0.7%
ArcBest Corp.(a)	1,366,156	105,207,674
Heartland Express, Inc.	2,566,708	22,176,357
Hertz Global Holdings, Inc.(b)(c)	7,378,259	50,393,509
Marten Transport Ltd.	3,450,840	44,826,412
RXO, Inc.(a)(b)(c)	8,470,452	133,155,505
Schneider National, Inc., Class B	2,803,192	67,697,087
Werner Enterprises, Inc.(a)	3,668,032	100,357,356
		523,813,900
Health Care Equipment & Supplies — 3.7%
Artivion, Inc.(a)(b)(c)	2,291,887	71,277,686
Avanos Medical, Inc.(a)(b)	2,757,984	33,757,724
CONMED Corp.(a)	1,844,936	96,084,267
Embecta Corp.(a)	3,485,528	33,774,766
Enovis Corp.(a)(b)(c)	3,393,025	106,405,264
Glaukos Corp.(a)(b)(c)	3,393,813	350,546,945
ICU Medical, Inc.(a)(b)(c)	1,461,837	193,181,760
Inspire Medical Systems, Inc.(a)(b)(c)	1,751,785	227,329,139
Integer Holdings Corp.(a)(b)(c)	2,072,392	254,842,044
Integra LifeSciences Holdings Corp.(a)(b)(c)	3,985,904	48,907,042
LeMaitre Vascular, Inc.(a)	1,221,281	101,427,387
Merit Medical Systems, Inc.(a)(b)(c)	3,510,160	328,129,757
Neogen Corp.(a)(b)(c)	11,732,923	56,083,372
Omnicell, Inc.(a)(b)	2,782,572	81,807,617
QuidelOrtho Corp.(a)(b)(c)	3,936,547	113,451,285
STAAR Surgical Co.(a)(b)(c)	2,954,583	49,577,903
Tandem Diabetes Care, Inc.(a)(b)(c)	3,972,073	74,039,441
Teleflex, Inc.(a)	2,624,551	310,641,856
TransMedics Group, Inc.(a)(b)(c)	2,009,546	269,299,259
UFP Technologies, Inc.(a)(b)(c)	434,898	106,184,696
		2,906,749,210
Health Care Providers & Services — 2.0%
AdaptHealth Corp.(b)(c)	6,269,381	59,120,263
Addus HomeCare Corp.(a)(b)(c)	1,082,533	124,696,976
AMN Healthcare Services, Inc.(a)(b)	2,283,422	47,198,333
Astrana Health, Inc.(b)(c)	2,465,804	61,349,204
Concentra Group Holdings Parent, Inc.(a)	6,471,089	133,110,301
CorVel Corp.(b)	1,616,778	166,172,443
National HealthCare Corp.	738,041	78,977,767
NeoGenomics, Inc.(a)(b)(c)	7,645,270	55,886,924

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Owens & Minor, Inc.(a)(b)(c)	4,362,717	$ 39,700,725
Pediatrix Medical Group, Inc.(a)(b)	5,002,243	71,782,187
Premier, Inc., Class A(a)	4,891,032	107,260,332
Privia Health Group, Inc.(a)(b)	6,251,820	143,791,860
Progyny, Inc.(a)(b)(c)	4,429,704	97,453,488
RadNet, Inc.(b)(c)	3,513,849	199,973,147
Select Medical Holdings Corp.	6,184,501	93,880,725
U.S. Physical Therapy, Inc.(a)	905,939	70,844,430
		1,551,199,105
Health Care REITs — 0.8%
CareTrust REIT, Inc.(a)	11,385,104	348,384,182
LTC Properties, Inc.(a)	2,728,288	94,426,048
Medical Properties Trust, Inc.(a)(c)	35,685,371	153,803,949
Universal Health Realty Income Trust(a)	760,026	30,378,239
		626,992,418
Health Care Technology — 0.2%
Certara, Inc.(b)(c)	6,578,457	76,967,947
HealthStream, Inc.(c)	1,438,194	39,794,828
Schrodinger, Inc.(a)(b)(c)	3,331,551	67,030,806
Simulations Plus, Inc.(c)	980,436	17,108,608
		200,902,189
Hotel & Resort REITs — 1.1%
Apple Hospitality REIT, Inc.(a)	13,142,047	153,367,688
DiamondRock Hospitality Co.(a)	12,254,840	93,872,074
Pebblebrook Hotel Trust(a)(c)	7,050,204	70,431,538
Ryman Hospitality Properties, Inc.(a)	3,563,676	351,627,911
Summit Hotel Properties, Inc.(a)	6,517,564	33,174,401
Sunstone Hotel Investors, Inc.(a)	11,857,669	102,924,567
Xenia Hotels & Resorts, Inc.(a)	5,885,934	73,986,190
		879,384,369
Hotels, Restaurants & Leisure — 2.3%
BJ’s Restaurants, Inc.(a)(b)(c)	1,318,944	58,824,902
Bloomin’ Brands, Inc.(a)	4,517,893	38,899,059
Brinker International, Inc.(a)(b)(c)	2,640,068	476,083,462
Cheesecake Factory, Inc. (The)(a)(c)	2,706,421	169,584,340
Cracker Barrel Old Country Store, Inc.(a)	1,322,448	80,775,124
Dave & Buster’s Entertainment, Inc.(b)(c)	1,648,954	49,600,536
Golden Entertainment, Inc.	1,182,443	34,799,297
Jack in the Box, Inc.(a)(c)	1,121,564	19,582,507
Monarch Casino & Resort, Inc.	756,887	65,425,312
Papa John’s International, Inc.(a)	1,944,629	95,170,143
Penn Entertainment, Inc.(a)(b)(c)	8,641,973	154,432,057
Sabre Corp.(a)(b)(c)	23,125,056	73,075,177
Shake Shack, Inc., Class A(a)(b)(c)	2,388,935	335,884,261
Six Flags Entertainment Corp.(a)(c)	5,584,629	169,940,260
		1,822,076,437
Household Durables — 2.6%
Cavco Industries, Inc.(a)(b)(c)	475,932	206,759,139
Century Communities, Inc.(a)	1,596,753	89,929,129
Champion Homes, Inc.(a)(b)(c)	3,129,769	195,954,837
Dream Finders Homes, Inc., Class A(b)(c)	1,709,430	42,957,976
Ethan Allen Interiors, Inc.(a)	1,349,803	37,592,014
Green Brick Partners, Inc.(b)(c)	1,800,293	113,202,424
Helen of Troy Ltd.(a)(b)(c)	1,369,259	38,859,570
Installed Building Products, Inc.	1,353,304	244,027,777
La-Z-Boy, Inc.(a)	2,452,567	91,161,915
Leggett & Platt, Inc.(a)	8,059,192	71,887,993
LGI Homes, Inc.(a)(b)(c)	1,223,506	63,035,029
M/I Homes, Inc.(a)(b)(c)	1,590,851	178,366,214
Meritage Homes Corp.(a)	4,266,279	285,712,705
Security	Shares	Value
Household Durables (continued)
Newell Brands, Inc.(a)	24,810,264	$ 133,975,426
Sonos, Inc.(a)(b)	7,161,100	77,411,491
Tri Pointe Homes, Inc.(a)(b)(c)	5,385,431	172,064,520
		2,042,898,159
Household Products — 0.5%
Central Garden & Pet Co.(a)(b)(c)	503,620	17,717,352
Central Garden & Pet Co., Class A, NVS(a)(b)	2,945,086	92,151,741
Energizer Holdings, Inc.(a)	3,902,415	78,672,686
WD-40 Co.(a)	804,503	183,499,089
		372,040,868
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc., Class A(a)	2,064,213	62,463,085
Clearway Energy, Inc., Class C(a)	4,945,169	158,245,408
		220,708,493
Industrial REITs — 0.7%
Innovative Industrial Properties, Inc.(a)	1,670,294	92,233,635
LXP Industrial Trust(a)	17,566,929	145,102,834
Terreno Realty Corp.(a)	6,136,788	344,089,703
		581,426,172
Insurance — 2.6%
AMERISAFE, Inc.(a)	1,135,438	49,652,704
Assured Guaranty Ltd.(a)	2,739,567	238,616,286
Employers Holdings, Inc.(a)	1,426,135	67,285,049
Genworth Financial, Inc., Class A(a)(b)	24,591,342	191,320,641
Goosehead Insurance, Inc., Class A(a)	1,488,356	157,036,442
HCI Group, Inc.	552,848	84,143,466
Horace Mann Educators Corp.(a)	2,428,147	104,337,477
Lincoln National Corp.(a)	8,547,054	295,728,068
Mercury General Corp.	1,579,229	106,345,281
Palomar Holdings, Inc.(a)(b)(c)	1,588,331	245,000,057
ProAssurance Corp.(a)(b)(c)	3,043,353	69,479,749
Safety Insurance Group, Inc.(a)	888,182	70,512,769
SiriusPoint Ltd.(b)(c)	4,936,263	100,650,403
Stewart Information Services Corp.(a)	1,658,349	107,958,520
Trupanion, Inc.(b)(c)	2,007,631	111,122,376
United Fire Group, Inc.(a)	1,275,035	36,593,504
		2,035,782,792
Interactive Media & Services — 1.0%
Angi, Inc., Class A(a)(b)(c)	2,518,528	38,432,737
Cargurus, Inc., Class A(a)(b)(c)	5,026,676	168,242,846
Cars.com, Inc.(a)(b)(c)	3,450,546	40,888,970
IAC, Inc.(a)(b)(c)	3,870,639	144,529,660
QuinStreet, Inc.(a)(b)(c)	3,396,517	54,683,924
Shutterstock, Inc.	1,450,765	27,506,504
TripAdvisor, Inc.(a)(b)(c)	7,014,683	91,541,613
Yelp, Inc.(a)(b)(c)	3,792,054	129,953,691
Ziff Davis, Inc.(a)(b)(c)	2,509,842	75,972,917
		771,752,862
IT Services — 0.4%
DigitalOcean Holdings, Inc.(b)(c)	3,745,450	106,970,052
DXC Technology Co.(a)(b)(c)	10,766,513	164,619,984
Grid Dynamics Holdings, Inc., Class A(b)(c)	3,731,394	43,097,601
		314,687,637
Leisure Products — 0.3%
Acushnet Holdings Corp.	1,570,761	114,382,816
Sturm Ruger & Co., Inc.(a)	983,504	35,307,794
Topgolf Callaway Brands Corp.(b)(c)	8,404,894	67,659,397
		217,350,007

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services — 0.3%
Azenta, Inc.(a)(b)(c)	2,719,385	$ 83,702,670
BioLife Solutions, Inc.(b)(c)	2,212,582	47,659,016
Cytek Biosciences, Inc.(b)(c)	6,094,946	20,722,816
Fortrea Holdings, Inc.(a)(b)(c)	5,397,426	26,663,284
Mesa Laboratories, Inc.(a)	322,812	30,415,347
OmniAb, Inc., 12.50 Earnout Shares(b)(d)	450,637	5
OmniAb, Inc., 15.00 Earnout Shares(b)(d)	450,637	5
		209,163,143
Machinery — 5.1%
Alamo Group, Inc.(a)	617,576	134,866,247
Albany International Corp., Class A(a)	1,800,750	126,286,597
Astec Industries, Inc.(a)	1,363,669	56,851,361
Enerpac Tool Group Corp., Class A(a)(c)	3,237,220	131,301,643
Enpro, Inc.(a)	1,249,777	239,394,784
ESCO Technologies, Inc.(a)(c)	1,533,792	294,288,671
Federal Signal Corp.(a)(c)	3,621,153	385,363,102
Franklin Electric Co., Inc.(a)	2,329,027	209,006,883
Gates Industrial Corp. PLC(a)(b)(c)	13,625,915	313,804,822
Greenbrier Cos., Inc. (The)(a)	1,864,531	85,861,653
Hillenbrand, Inc.(a)	4,185,027	83,993,492
JBT Marel Corp.(a)(c)	2,747,093	330,365,404
Kadant, Inc.(a)(c)	699,430	222,034,053
Kennametal, Inc.(a)	4,528,229	103,968,138
Lindsay Corp.(a)	645,436	93,104,143
Mueller Water Products, Inc., Class A(a)	9,305,876	223,713,259
Proto Labs, Inc.(a)(b)(c)	1,417,614	56,761,265
SPX Technologies, Inc.(a)(b)(c)	2,774,006	465,145,326
Standex International Corp.(a)	717,049	112,203,828
Tennant Co.(a)	1,108,060	85,852,489
Titan International, Inc.(b)(c)	2,887,472	29,654,337
Trinity Industries, Inc.(a)	4,847,610	130,933,946
Worthington Enterprises, Inc.	1,838,285	116,988,457
		4,031,743,900
Marine Transportation — 0.3%
Matson, Inc.(a)	1,938,942	215,901,192
Media — 0.6%
Cable One, Inc.	274,159	37,233,534
DoubleVerify Holdings, Inc.(b)(c)	8,011,471	119,931,721
John Wiley & Sons, Inc., Class A(a)	2,426,591	108,298,756
Scholastic Corp., NVS(a)	1,403,386	29,443,038
TechTarget, Inc.(b)(c)	1,641,809	12,756,856
TEGNA, Inc.(a)	9,546,402	159,997,698
Thryv Holdings, Inc.(a)(b)(c)	2,452,020	29,816,563
		497,478,166
Metals & Mining — 1.0%
Alpha Metallurgical Resources, Inc.(b)	651,324	73,260,924
Century Aluminum Co.(b)(c)	3,116,008	56,150,464
Kaiser Aluminum Corp.(a)	954,268	76,246,013
Materion Corp.(a)	1,241,413	98,530,950
Metallus, Inc.(a)(b)(c)	2,196,939	33,854,830
MP Materials Corp., Class A(b)(c)	7,184,238	239,019,598
SunCoke Energy, Inc.(a)	5,048,606	43,367,526
Warrior Met Coal, Inc.(c)	2,470,246	113,211,374
Worthington Steel, Inc.	2,079,792	62,040,195
		795,681,874
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Apollo Commercial Real Estate Finance, Inc.(a)	7,593,296	73,503,105
Arbor Realty Trust, Inc.(a)(c)	10,186,966	109,000,536
ARMOUR Residential REIT, Inc.(a)	4,856,047	81,630,150
Blackstone Mortgage Trust, Inc., Class A(a)	10,048,773	193,438,880
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Ellington Financial, Inc.(a)	5,636,133	$ 73,213,368
Franklin BSP Realty Trust, Inc.(a)	4,955,168	52,970,746
KKR Real Estate Finance Trust, Inc.	3,383,738	29,675,382
New York Mortgage Trust, Inc.(a)	5,449,225	36,509,807
PennyMac Mortgage Investment Trust(a)	5,188,827	66,728,315
Ready Capital Corp.(a)	10,169,210	44,439,448
Redwood Trust, Inc.(a)	7,939,218	46,920,778
Two Harbors Investment Corp.(a)	6,179,445	66,552,623
		874,583,138
Multi-Utilities — 0.3%
Avista Corp.(a)	4,785,159	181,596,784
Unitil Corp.(a)	968,332	50,498,514
		232,095,298
Office REITs — 1.0%
Brandywine Realty Trust(a)	10,316,162	44,256,335
Douglas Emmett, Inc.	8,150,864	122,588,995
Easterly Government Properties, Inc.(a)	2,511,661	55,758,874
Highwoods Properties, Inc.(a)	6,403,481	199,084,224
JBG SMITH Properties(a)	4,349,872	75,252,786
SL Green Realty Corp.(a)	4,218,012	261,094,943
		758,036,157
Oil, Gas & Consumable Fuels — 2.3%
California Resources Corp.	4,131,341	188,678,343
Comstock Resources, Inc.(b)	5,393,472	149,237,370
Core Natural Resources, Inc.(a)(c)	2,971,362	207,222,786
Crescent Energy Co., Class A	10,958,668	94,244,545
CVR Energy, Inc.	2,030,528	54,519,677
Dorian LPG Ltd.(a)	2,169,882	52,901,723
International Seaways, Inc.	2,403,168	87,667,569
Magnolia Oil & Gas Corp., Class A(a)	11,103,735	249,611,963
Northern Oil & Gas, Inc.(a)	5,834,782	165,416,070
Par Pacific Holdings, Inc.(b)	2,475,782	65,682,496
Peabody Energy Corp.(a)	7,223,036	96,933,143
REX American Resources Corp.(a)(b)(c)	872,062	42,478,140
SM Energy Co.(a)	6,798,587	167,993,085
Talos Energy, Inc.(b)(c)	7,314,653	62,028,257
Vital Energy, Inc.(b)(c)	1,621,275	26,086,315
World Kinect Corp.(a)	3,363,624	95,358,740
		1,806,060,222
Paper & Forest Products — 0.1%
Sylvamo Corp.(a)	2,039,738	102,190,874
Passenger Airlines — 0.5%
Allegiant Travel Co.(b)	859,456	47,227,107
JetBlue Airways Corp.(a)(b)(c)	18,178,222	76,893,879
SkyWest, Inc.(a)(b)(c)	2,403,514	247,489,837
Sun Country Airlines Holdings, Inc.(b)(c)	2,339,147	27,484,977
		399,095,800
Personal Care Products — 0.3%
Edgewell Personal Care Co.(a)	2,793,762	65,401,968
Interparfums, Inc.	1,068,517	140,306,967
USANA Health Sciences, Inc.(b)(c)	660,480	20,164,454
		225,873,389
Pharmaceuticals — 1.8%
Amphastar Pharmaceuticals, Inc.(b)(c)	2,192,960	50,350,362
ANI Pharmaceuticals, Inc.(b)(c)	1,010,709	65,948,762
Collegium Pharmaceutical, Inc.(a)(b)(c)	1,909,406	56,461,135
Corcept Therapeutics, Inc.(a)(b)(c)	5,605,535	411,446,269
Harmony Biosciences Holdings, Inc.(b)(c)	2,294,363	72,501,871
Innoviva, Inc.(a)(b)(c)	3,294,427	66,185,038

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Ligand Pharmaceuticals, Inc.(a)(b)(c)	1,146,006	$ 130,277,962
Organon & Co.(a)	15,440,522	149,464,253
Pacira BioSciences, Inc.(a)(b)(c)	2,750,703	65,741,802
Phibro Animal Health Corp., Class A(a)	1,215,429	31,042,057
Prestige Consumer Healthcare, Inc.(a)(b)(c)	2,934,980	234,358,153
Supernus Pharmaceuticals, Inc.(a)(b)(c)	3,325,744	104,827,451
		1,438,605,115
Professional Services — 1.5%
Amentum Holdings, Inc.(b)(c)	8,960,314	211,553,014
CSG Systems International, Inc.(a)	1,647,003	107,565,766
Heidrick & Struggles International, Inc.(a)	1,229,799	56,275,602
Korn Ferry(a)	3,067,508	224,940,362
NV5 Global, Inc.(b)	3,131,863	72,314,717
Robert Half, Inc.(a)	5,963,613	244,806,314
Verra Mobility Corp., Class A(a)(b)	9,469,229	240,423,724
		1,157,879,499
Real Estate Management & Development — 0.4%
Cushman & Wakefield PLC(b)(c)	9,772,752	108,184,365
eXp World Holdings, Inc.(c)	5,102,760	46,435,116
Kennedy-Wilson Holdings, Inc.(a)	7,093,156	48,233,461
Marcus & Millichap, Inc.	1,460,141	44,840,930
St. Joe Co. (The)	2,247,899	107,224,782
		354,918,654
Residential REITs — 0.3%
Centerspace(a)	993,900	59,822,841
Elme Communities(a)	5,236,723	83,263,896
NexPoint Residential Trust, Inc.(a)	1,306,862	43,544,642
Veris Residential, Inc.(a)	4,837,921	72,036,644
		258,668,023
Retail REITs — 1.6%
Acadia Realty Trust(a)	7,778,656	144,449,642
Curbline Properties Corp.(a)	5,624,553	128,408,545
Getty Realty Corp.(a)	3,029,824	83,744,335
Macerich Co. (The)(a)	15,005,989	242,796,902
Phillips Edison & Co., Inc.(a)	7,448,057	260,905,437
Saul Centers, Inc.	730,433	24,936,983
SITE Centers Corp.	2,516,603	28,462,780
Tanger, Inc.(a)	6,721,996	205,558,638
Urban Edge Properties(a)	7,497,893	139,910,683
Whitestone REIT(a)	2,660,820	33,207,034
		1,292,380,979
Semiconductors & Semiconductor Equipment — 2.9%
Alpha & Omega Semiconductor Ltd.(b)(c)	1,455,406	37,345,718
Axcelis Technologies, Inc.(a)(b)(c)	1,908,428	132,998,347
CEVA, Inc.(a)(b)(c)	1,426,342	31,350,997
Cohu, Inc.(a)(b)	2,762,577	53,151,981
Diodes, Inc.(a)(b)(c)	2,756,077	145,768,913
FormFactor, Inc.(a)(b)(c)	4,578,093	157,532,180
Ichor Holdings Ltd.(a)(b)(c)	2,034,933	39,966,084
Impinj, Inc.(b)(c)	1,394,406	154,876,674
Kulicke & Soffa Industries, Inc.(a)	3,134,405	108,450,413
MaxLinear, Inc.(a)(b)(c)	4,687,192	66,604,998
PDF Solutions, Inc.(b)(c)	1,867,450	39,926,081
Penguin Solutions, Inc.(a)(b)(c)	3,133,973	62,084,005
Photronics, Inc.(a)(b)(c)	3,790,376	71,372,780
Qorvo, Inc.(a)(b)(c)	5,547,122	471,006,129
Semtech Corp.(a)(b)(c)	5,144,957	232,243,359
SiTime Corp.(b)(c)	1,240,569	264,340,443
SolarEdge Technologies, Inc.(a)(b)(c)	3,520,831	71,824,952
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Ultra Clean Holdings, Inc.(a)(b)	2,682,043	$ 60,533,711
Veeco Instruments, Inc.(a)(b)(c)	3,574,055	72,624,798
		2,274,002,563
Software — 4.0%
A10 Networks, Inc.(a)	4,298,233	83,170,809
ACI Worldwide, Inc.(a)(b)(c)	6,230,452	286,040,051
Adeia, Inc.(a)	6,437,726	91,029,446
Agilysys, Inc.(b)(c)	1,333,395	152,860,403
Alarm.com Holdings, Inc.(a)(b)	2,954,480	167,134,934
BlackLine, Inc.(b)(c)	3,072,287	173,952,890
Box, Inc., Class A(a)(b)(c)	8,600,966	293,895,008
Cleanspark, Inc.(a)(b)(c)	16,520,036	182,215,997
Clear Secure, Inc., Class A(a)	5,480,296	152,133,017
InterDigital, Inc.(a)	1,540,483	345,422,503
LiveRamp Holdings, Inc.(a)(b)(c)	3,906,027	129,055,132
MARA Holdings, Inc.(a)(b)(c)	20,902,352	327,748,879
N-able, Inc.(b)(c)	4,284,724	34,706,264
NCR Voyix Corp.(a)(b)(c)	8,214,123	96,351,663
Progress Software Corp.(a)(c)	2,555,574	163,147,844
Sprinklr, Inc., Class A(b)(c)	6,845,764	57,915,163
SPS Commerce, Inc.(a)(b)(c)	2,255,605	306,965,284
Teradata Corp.(a)(b)(c)	5,678,423	126,685,617
		3,170,430,904
Specialized REITs — 0.8%
Four Corners Property Trust, Inc.(a)	5,967,666	160,589,892
Millrose Properties, Inc., Class A(b)	7,143,079	203,649,182
Outfront Media, Inc.	8,236,719	134,423,254
Safehold, Inc.(c)	2,737,644	42,597,741
Uniti Group, Inc.(a)	14,578,435	62,978,839
		604,238,908
Specialty Retail — 3.1%
Academy Sports & Outdoors, Inc.(a)(c)	3,951,421	177,063,175
Advance Auto Parts, Inc.(a)	3,553,848	165,218,394
American Eagle Outfitters, Inc.(a)	9,365,643	90,097,486
Asbury Automotive Group, Inc.(a)(b)(c)	1,167,621	278,524,313
Boot Barn Holdings, Inc.(a)(b)(c)	1,817,095	276,198,440
Buckle, Inc. (The)	1,807,221	81,957,472
Caleres, Inc.(a)	2,033,312	24,847,073
Foot Locker, Inc.(a)(b)	4,938,238	120,986,831
Group 1 Automotive, Inc.(a)(c)	752,754	328,735,199
Guess?, Inc.	1,644,021	19,876,214
MarineMax, Inc.(a)(b)(c)	1,126,977	28,332,202
Monro, Inc.(a)	1,783,857	26,597,308
National Vision Holdings, Inc.(a)(b)(c)	4,695,705	108,048,172
Sally Beauty Holdings, Inc.(a)(b)(c)	5,993,740	55,502,032
Shoe Carnival, Inc.(c)	1,064,973	19,925,645
Signet Jewelers Ltd.(a)	2,547,804	202,677,808
Sonic Automotive, Inc., Class A	859,859	68,728,530
Upbound Group, Inc.(a)	3,069,013	77,032,226
Urban Outfitters, Inc.(b)(c)	3,357,185	243,530,200
Victoria’s Secret & Co.(a)(b)(c)	4,742,436	87,829,915
		2,481,708,635
Technology Hardware, Storage & Peripherals — 0.5%
Corsair Gaming, Inc.(b)(c)	2,715,199	25,604,327
Sandisk Corp.(a)(b)(c)	8,025,723	363,966,538
Xerox Holdings Corp.(a)	6,976,973	36,768,648
		426,339,513
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.(a)	2,164,734	65,223,435
G-III Apparel Group Ltd.(a)(b)(c)	2,263,293	50,697,763

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Hanesbrands, Inc.(a)(b)(c)	21,006,045	$ 96,207,686
Kontoor Brands, Inc.(a)	2,970,065	195,935,188
Oxford Industries, Inc.(a)	833,925	33,565,481
Steven Madden Ltd.(a)	4,330,660	103,849,227
Wolverine World Wide, Inc.(a)	4,814,031	87,037,680
		632,516,460
Tobacco — 0.1%
Universal Corp.(a)	1,468,148	85,504,940
Trading Companies & Distributors — 1.4%
Air Lease Corp., Class A(a)	6,173,120	361,065,789
Boise Cascade Co.(a)	2,235,044	194,046,520
DNOW, Inc.(a)(b)	6,270,661	92,993,903
DXP Enterprises, Inc.(b)(c)	757,864	66,426,780
GMS, Inc.(a)(b)	2,280,106	247,961,527
Rush Enterprises, Inc., Class A(a)	3,634,776	187,227,312
		1,149,721,831
Water Utilities — 0.6%
American States Water Co.(a)	2,287,268	175,341,965
California Water Service Group(a)	3,538,243	160,919,292
H2O America(a)	1,847,715	96,025,749
Middlesex Water Co.(a)	1,068,722	57,903,358
		490,190,364
Wireless Telecommunication Services — 0.4%
Gogo, Inc.(b)(c)	3,567,235	52,367,010
Shenandoah Telecommunications Co.(a)	2,750,007	37,565,096
Telephone & Data Systems, Inc.(a)	5,858,243	208,436,286
		298,368,392
Total Long-Term Investments — 98.8% (Cost: $70,023,790,877)		78,170,595,879
Security	Shares	Value
Short-Term Securities
Money Market Funds — 6.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(a)(e)(f)	4,271,627,742	$ 4,273,336,393
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(e)	888,141,486	888,141,486
Total Short-Term Securities — 6.5% (Cost: $5,159,428,859)		5,161,477,879
Total Investments — 105.3% (Cost: $75,183,219,736)		83,332,073,758
Liabilities in Excess of Other Assets — (5.3)%		(4,198,813,843)
Net Assets — 100.0%		$ 79,133,259,915

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
A10 Networks, Inc.	$ 74,448,096	$ 1,495,710	$ (5,838,418)	$ 780,665	$ 12,284,756	$ 83,170,809	4,298,233	$ 266,013	$ —
AAR Corp.	122,545,761	4,066,880	(8,679,274)	2,625,780	24,359,370	144,918,517	2,106,680	—	—
ABM Industries, Inc.	182,160,436	4,001,132	(11,060,956)	2,370,257	(2,969,915)	174,500,954	3,696,271	1,020,037	—
Academy Sports & Outdoors, Inc.	195,720,765	3,580,171	(17,921,640)	2,098,087	(6,414,208)	177,063,175	3,951,421	538,581	—
Acadia Realty Trust	155,006,452	15,654,440	(8,442,961)	745,826	(18,514,115)	144,449,642	7,778,656	1,560,085	—
ACI Worldwide, Inc.	354,852,507	6,612,213	(19,099,576)	6,958,046	(63,283,139)	286,040,051	6,230,452	—	—
Addus HomeCare Corp.	109,641,123	4,376,669	(7,003,284)	1,523,288	16,159,180	124,696,976	1,082,533	—	—
Adeia, Inc.	89,399,483	—	(4,419,113)	(2,257,174)	8,306,250	91,029,446	6,437,726	336,043	—
Adient PLC	66,733,909	1,709,162	(4,176,451)	(1,526,451)	34,659,641	97,399,810	5,005,129	—	—
ADMA Biologics, Inc.	290,013,244	8,613,435	(17,719,557)	64,492	(22,763,356)	258,208,258	14,179,476	—	—
Adtalem Global Education, Inc.	231,904,953	5,254,048	(25,659,822)	12,938,811	47,060,397	271,498,387	2,133,918	—	—
Advance Auto Parts, Inc.	143,868,861	4,262,923	(8,337,093)	(2,000,104)	27,423,807	165,218,394	3,553,848	908,812	—
Advanced Energy Industries, Inc.	222,030,840	5,060,136	(14,857,407)	5,640,064	78,458,774	296,332,407	2,236,471	226,961	—
AdvanSix, Inc.	38,126,904	580,252	(2,458,932)	(16,099)	1,724,056	37,956,181	1,598,155	261,000	—

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
AeroVironment, Inc.(a)	$ 206,388,689	$ 8,500,177	$ (17,538,073)	$ 8,809,510	$ (61,804,579)	$ N/A	N/A	$ —	$ —
Air Lease Corp., Class A	309,431,057	8,143,926	(19,521,270)	966,877	62,045,199	361,065,789	6,173,120	1,369,432	—
Alamo Group, Inc.	114,285,360	4,051,493	(8,426,084)	3,141,081	21,814,397	134,866,247	617,576	190,378	—
Alarm.com Holdings, Inc.	170,088,771	4,682,049	(10,206,389)	624,935	1,945,568	167,134,934	2,954,480	—	—
Albany International Corp., Class A	133,618,152	2,459,076	(11,393,196)	(808,576)	2,411,141	126,286,597	1,800,750	507,070	—
Alexander & Baldwin, Inc.	77,373,727	715,562	(3,463,070)	(602,898)	3,172,876	77,196,197	4,329,568	992,300	—
Alkermes PLC	332,037,101	10,325,668	(17,984,615)	767,372	(44,934,723)	280,210,803	9,794,156	—	—
Alpha & Omega Semiconductor Ltd.(a)	37,319,061	1,040,031	(1,896,352)	(793,349)	21,154,621	N/A	N/A	—	—
Alpha Metallurgical Resources, Inc.(a)	84,667,246	1,806,427	(4,692,055)	(2,981,582)	63,674,107	N/A	N/A	—	—
American Axle & Manufacturing Holdings, Inc.	30,177,524	969,272	(2,205,974)	(3,105,850)	2,959,791	28,794,763	7,057,540	—	—
American Eagle Outfitters, Inc.	125,601,045	2,307,412	(16,706,816)	(5,059,673)	(16,044,482)	90,097,486	9,365,643	1,338,514	—
American States Water Co.	184,398,697	7,411,431	(11,785,877)	2,723,552	(7,405,838)	175,341,965	2,287,268	1,060,315	—
American Woodmark Corp.	54,755,199	1,336,775	(3,126,450)	(350,153)	(4,649,510)	47,965,861	898,742	—	—
Ameris Bancorp	230,464,742	4,388,507	(14,282,491)	5,626,570	21,754,682	247,952,010	3,832,334	768,622	—
AMERISAFE, Inc.	61,860,178	2,359,105	(4,349,193)	(261,930)	(9,955,456)	49,652,704	1,135,438	442,756	—
AMN Healthcare Services, Inc.	57,577,935	1,469,054	(2,871,715)	(1,575,032)	(7,401,909)	47,198,333	2,283,422	—	—
Andersons, Inc. (The)	85,273,190	1,844,622	(4,139,023)	810,773	(13,116,666)	70,672,896	1,923,072	—	—
Angi, Inc., Class A	—	48,301,602	(3,663,867)	(289,792)	(5,915,206)	38,432,737	2,518,528	—	—
Apogee Enterprises, Inc.	62,881,856	1,357,502	(4,197,512)	(265,918)	(7,541,592)	52,234,336	1,286,560	345,085	—
Apollo Commercial Real Estate Finance, Inc.	75,593,497	1,855,168	(4,643,461)	(499,359)	1,197,260	73,503,105	7,593,296	1,908,596	—
Apple Hospitality REIT, Inc.	178,121,749	3,334,135	(10,905,591)	(2,790,893)	(14,391,712)	153,367,688	13,142,047	3,210,919	—
Arbor Realty Trust, Inc.	118,029,196	1,603,502	—	—	(10,632,162)	109,000,536	10,186,966	3,056,090	—
ArcBest Corp.	101,622,990	1,920,343	(6,703,209)	1,934,253	6,433,297	105,207,674	1,366,156	169,246	—
Archrock, Inc.	284,204,653	8,345,374	(16,102,140)	8,468,731	(24,165,714)	260,750,904	10,501,446	2,016,220	—
Arcosa, Inc.	232,607,724	5,222,439	(14,725,452)	7,835,730	20,466,273	251,406,714	2,899,397	149,464	—
Arlo Technologies, Inc.	61,230,420	5,093,639	(4,518,568)	1,981,759	40,782,242	104,569,492	6,165,654	—	—
Armada Hoffler Properties, Inc.	37,741,092	1,099,850	(2,731,536)	(1,397,749)	(1,869,787)	32,841,870	4,780,476	668,426	—
ARMOUR Residential REIT, Inc.	80,790,352	7,277,123	(4,955,297)	(581,354)	(900,674)	81,630,150	4,856,047	3,317,266	—
Armstrong World Industries, Inc.	379,726,543	7,663,877	(24,518,014)	5,858,392	50,245,496	418,976,294	2,579,268	813,723	—
Arrowhead Pharmaceuticals, Inc.	99,950,485	2,407,486	(7,460,611)	(2,940,199)	25,983,487	117,940,648	7,464,598	—	—
Artisan Partners Asset Management, Inc., Class A	170,631,188	384,484	(7,550,793)	(249,349)	22,029,167	185,244,697	4,178,766	2,906,378	—
Artivion, Inc.	57,334,644	2,804,696	(3,605,516)	1,054,394	13,689,468	71,277,686	2,291,887	—	—
Asbury Automotive Group, Inc.	267,481,629	6,145,916	(15,924,630)	9,343,700	11,477,698	278,524,313	1,167,621	—	—
Assured Guaranty Ltd.	260,546,588	4,968,299	(23,424,844)	10,547,725	(14,021,482)	238,616,286	2,739,567	980,203	—
Astec Industries, Inc.	48,566,163	1,469,604	(3,115,216)	59,513	9,871,297	56,851,361	1,363,669	178,626	—
Astrana Health, Inc.(a)	79,694,987	1,762,950	(4,727,173)	(2,058,820)	85,903,551	N/A	N/A	—	—
Atlantic Union Bankshares Corp.(b)	N/A	82,318,922	(3,155,239)	624,284	(4,329,841)	263,987,529	8,439,499	2,632,572	—

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
Avanos Medical, Inc.	$ 40,716,474	$ 1,091,860	$ (2,131,919)	$ (989,931)	$ (4,928,760)	$ 33,757,724	2,757,984	$ —	$ —
Avista Corp.	205,006,992	8,269,680	(12,758,682)	374,693	(19,295,899)	181,596,784	4,785,159	2,345,865	—
Axcelis Technologies, Inc.	99,831,336	2,230,630	(8,068,500)	2,433,227	36,571,654	132,998,347	1,908,428	—	—
Axos Financial, Inc.	216,601,447	2,264,689	(14,080,598)	3,636,684	33,448,471	241,870,693	3,180,835	—	—
Azenta, Inc.	97,872,098	1,986,858	(4,921,326)	(2,016,105)	(9,218,855)	83,702,670	2,719,385	—	—
AZZ, Inc.	154,902,658	3,618,558	(10,120,575)	3,968,515	15,494,972	167,864,128	1,776,716	309,454	—
B&G Foods, Inc.	34,295,260	896,393	(2,238,438)	(1,125,025)	(11,688,530)	20,139,660	4,761,149	903,482	—
Badger Meter, Inc.	346,008,246	9,371,131	(24,266,085)	15,017,050	82,359,958	428,490,300	1,749,297	602,564	—
Balchem Corp.	333,694,860	8,122,796	(19,822,356)	7,311,921	(20,896,543)	308,410,678	1,937,253	—	—
Banc of California, Inc.	121,022,849	2,169,459	(14,760,211)	(2,124,699)	525,135	106,832,533	7,603,739	822,931	—
Bancorp, Inc. (The)	156,115,093	1,926,134	(10,837,409)	4,655,072	6,198,564	158,057,454	2,774,398	—	—
Bank of Hawaii Corp.	169,667,235	—	(6,715,525)	2,616,986	(6,361,859)	159,206,837	2,357,572	1,694,692	—
BankUnited, Inc.	159,325,467	—	(5,668,012)	1,638,049	3,217,587	158,513,091	4,453,866	1,434,114	—
Banner Corp.	136,004,766	683,600	(5,589,923)	597,570	65,778	131,761,791	2,053,964	1,018,341	—
Benchmark Electronics, Inc.	84,640,823	2,199,859	(4,816,098)	1,499,236	54,338	83,578,158	2,152,412	365,498	—
Berkshire Hills Bancorp, Inc.	69,333,758	—	—	—	(2,790,359)	66,543,399	2,657,484	478,347	—
BGC Group, Inc., Class A	196,061,725	14,166,164	(3,562,099)	269,497	23,178,323	230,113,610	22,493,999	427,616	—
BJ’s Restaurants, Inc.	48,330,137	1,380,249	(5,147,079)	845,677	13,415,918	58,824,902	1,318,944	—	—
BlackLine, Inc.(a)	155,438,901	3,012,593	(9,918,343)	(1,645,595)	54,517,587	N/A	N/A	—	—
BlackRock Cash Funds: Institutional, SL Agency Shares	3,908,839,480	364,776,928 (c)	—	142,017	(422,032)	4,273,336,393	4,271,627,742	3,884,586 (d)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,215,109,656	—	(326,968,170)(c)	—	—	888,141,486	888,141,486	10,399,567	—
Blackstone Mortgage Trust, Inc., Class A	212,213,860	4,061,119	(14,614,697)	(486,815)	(7,734,587)	193,438,880	10,048,773	4,736,129	—
Bloomin’ Brands, Inc.	33,473,260	1,079,752	(2,195,189)	(1,640,664)	8,181,900	38,899,059	4,517,893	680,130	—
Boise Cascade Co.	232,945,701	4,280,026	(16,748,312)	6,310,429	(32,741,324)	194,046,520	2,235,044	484,657	—
Boot Barn Holdings, Inc.	203,228,124	5,005,187	(14,390,693)	8,534,534	73,821,288	276,198,440	1,817,095	—	—
BorgWarner, Inc.	387,433,320	10,028,081	(23,870,471)	690,242	62,627,672	436,908,844	13,049,846	1,446,161	—
Box, Inc., Class A	274,226,095	8,682,836	(17,755,823)	1,205,004	27,536,896	293,895,008	8,600,966	—	—
Brady Corp., Class A, NVS	193,171,508	3,417,067	(12,580,373)	4,002,773	(11,278,032)	176,732,943	2,600,161	650,742	—
Brandywine Realty Trust	47,611,611	1,190,041	(2,613,968)	(434,073)	(1,497,276)	44,256,335	10,316,162	1,602,675	—
Brinker International, Inc.	409,297,560	9,149,273	(25,568,745)	17,297,601	65,907,773	476,083,462	2,640,068	—	—
Bristow Group, Inc.	48,069,844	1,403,901	(2,678,185)	573,475	1,291,355	48,660,390	1,475,899	—	—
Brookline Bancorp, Inc.	60,105,881	1,802,230	(4,105,738)	(96,295)	(1,893,244)	55,812,834	5,290,316	728,354	—
Cable One, Inc.(a)	75,725,049	1,601,084	(3,788,501)	(2,576,235)	36,870,099	N/A	N/A	—	—
Cactus, Inc., Class A	188,895,586	8,460,802	(10,210,908)	(1,675,065)	(7,691,823)	177,778,592	4,066,299	520,631	—
Caleres, Inc.	35,823,737	1,087,680	(1,875,978)	(631,720)	(9,556,646)	24,847,073	2,033,312	141,095	—
California Water Service Group	178,730,802	3,937,280	(11,101,380)	1,112,625	(11,760,035)	160,919,292	3,538,243	1,081,765	—
Calix, Inc.	129,335,516	2,804,869	(12,467,670)	2,115,290	60,469,126	182,257,131	3,426,530	—	—
Cal-Maine Foods, Inc.	228,747,759	18,916,292	(14,947,317)	7,121,216	15,558,374	255,396,324	2,563,448	9,156,543	—
Capitol Federal Financial, Inc.	42,336,314	1,597,380	(3,106,456)	(578,536)	4,199,942	44,448,644	7,286,663	628,498	—
CareTrust REIT, Inc.	331,656,867	13,510,265	(19,335,595)	6,479,996	16,072,649	348,384,182	11,385,104	3,824,780	—
Cargurus, Inc., Class A	158,987,141	3,344,692	(16,488,054)	2,143,596	20,255,471	168,242,846	5,026,676	—	—
Cars.com, Inc.	41,500,220	867,272	(3,411,134)	(1,373,281)	3,305,893	40,888,970	3,450,546	—	—
Carter’s, Inc.	91,134,321	2,316,162	(4,570,540)	(1,912,065)	(21,744,443)	65,223,435	2,164,734	541,121	—
Catalyst Pharmaceuticals, Inc.	168,115,501	7,310,343	(10,220,866)	2,747,242	(20,170,641)	147,781,579	6,810,211	—	—

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
Cathay General Bancorp	$ 189,612,857	$ —	$ (10,394,843)	$ 1,205,336	$ 8,976,806	$ 189,400,156	4,159,898	$ 1,472,905	$ —
Cavco Industries, Inc.	257,480,302	4,618,224	(13,643,236)	7,734,744	(49,430,895)	206,759,139	475,932	—	—
Celanese Corp., Class A	383,743,571	7,029,691	(19,216,806)	(2,776,862)	(9,241,602)	359,537,992	6,498,066	199,173	—
Centerspace	66,342,202	2,065,430	(3,888,272)	(160,674)	(4,535,845)	59,822,841	993,900	765,033	—
Central Garden & Pet Co.	20,891,984	552,037	(2,843,967)	224,602	(1,107,304)	17,717,352	503,620	—	—
Central Garden & Pet Co., Class A, NVS	102,248,913	1,877,957	(7,376,940)	964,176	(5,562,365)	92,151,741	2,945,086	—	—
Central Pacific Financial Corp.	43,196,860	—	—	—	1,581,542	44,778,402	1,597,517	431,330	—
Century Communities, Inc.	113,038,606	2,170,074	(7,052,547)	2,439,620	(20,666,624)	89,929,129	1,596,753	475,582	—
CEVA, Inc.	37,410,320	1,196,658	(1,940,124)	(107,966)	(5,207,891)	31,350,997	1,426,342	—	—
Champion Homes, Inc.	308,769,964	5,248,287	(15,206,809)	(2,810,580)	(100,046,025)	195,954,837	3,129,769	—	—
Cheesecake Factory, Inc. (The)	141,282,510	2,821,634	(13,721,332)	5,393,184	33,808,344	169,584,340	2,706,421	765,901	—
Chefs’ Warehouse, Inc. (The)	118,524,130	3,924,153	(8,118,164)	3,028,218	16,793,701	134,152,038	2,102,367	—	—
Chemours Co. (The)	124,995,768	2,370,563	(5,823,751)	(1,083,308)	(18,270,518)	102,188,754	8,924,782	787,527	—
Chesapeake Utilities Corp.	181,843,780	7,628,737	(11,654,636)	2,970,265	(14,220,571)	166,567,575	1,385,523	932,935	—
Cinemark Holdings, Inc.	165,144,378	3,918,065	(23,536,685)	7,352,036	28,073,549	180,951,343	5,995,737	514,129	—
City Holding Co.	106,887,245	2,004,176	(7,743,333)	3,152,209	1,014,079	105,314,376	860,271	711,536	—
Cleanspark, Inc.	115,513,232	3,137,840	(8,860,962)	1,042,623	71,383,264	182,215,997	16,520,036	—	—
Clear Secure, Inc., Class A	150,699,219	3,244,346	(11,718,839)	(2,146,665)	12,054,956	152,133,017	5,480,296	704,281	—
Clearway Energy, Inc., Class A	60,905,823	1,449,512	(3,473,879)	708,385	2,873,244	62,463,085	2,064,213	906,867	—
Clearway Energy, Inc., Class C	155,035,736	3,745,906	(8,854,737)	1,836,366	6,482,137	158,245,408	4,945,169	2,181,446	—
Cogent Communications Holdings, Inc.	160,068,516	3,481,838	(8,056,650)	2,365,044	(36,352,675)	121,506,073	2,520,350	2,570,512	—
Cohu, Inc.	42,393,896	1,256,939	(3,207,908)	(762,363)	13,471,417	53,151,981	2,762,577	—	—
Collegium Pharmaceutical, Inc.	59,517,855	1,426,195	(3,798,615)	726,567	(1,410,867)	56,461,135	1,909,406	—	—
Community Financial System, Inc.	185,343,017	1,408,514	(6,668,684)	77,215	(235,325)	179,924,737	3,163,790	1,464,224	—
Concentra Group Holdings Parent, Inc.	145,236,017	3,680,459	(8,346,888)	4,172,369	(11,631,656)	133,110,301	6,471,089	407,663	—
CONMED Corp.	115,345,444	2,582,211	(6,102,854)	(1,247,186)	(14,493,348)	96,084,267	1,844,936	369,058	—
Corcept Therapeutics, Inc.	658,629,185	13,085,239	(25,953,991)	14,682,260	(248,996,424)	411,446,269	5,605,535	—	—
Core Laboratories, Inc.	43,398,284	1,015,688	(2,279,125)	(1,140,932)	(8,908,158)	32,085,757	2,785,222	28,283	—
Core Natural Resources, Inc.	241,888,914	4,406,413	(16,097,829)	4,280,121	(27,254,833)	207,222,786	2,971,362	305,056	—
CoreCivic, Inc.	137,829,706	2,563,229	(9,086,127)	3,913,620	1,390,499	136,610,927	6,483,670	—	—
Cracker Barrel Old Country Store, Inc.	53,423,618	1,831,776	(4,371,680)	(389,694)	30,281,104	80,775,124	1,322,448	340,447	—
Crescent Energy Co., Class A(a)	127,113,171	2,378,731	(5,272,989)	(1,486,616)	17,069,608	N/A	N/A	1,321,923	—
CSG Systems International, Inc.	103,217,997	2,723,921	(6,404,020)	1,893,238	6,134,630	107,565,766	1,647,003	523,865	—
CSW Industrials, Inc.	302,544,412	5,995,900	(18,087,283)	(2,884,666)	(1,653,638)	285,914,725	996,809	275,431	—
CTS Corp.	77,364,895	2,003,854	(5,515,291)	1,547,512	137,612	75,538,582	1,772,790	71,115	—
Curbline Properties Corp.	141,402,210	2,672,570	(7,684,493)	4,880,064	(12,861,806)	128,408,545	5,624,553	903,738	—
Customers Bancorp, Inc.	90,574,354	3,072,126	(5,913,697)	2,844,883	11,921,284	102,498,950	1,744,960	—	—

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
CVB Financial Corp.	$ 149,927,505	$ 3,168,320	$ (10,986,213)	$ 84,457	$ 10,070,607	$ 152,264,676	7,694,021	$ 1,624,979	$ —
Cytek Biosciences, Inc.(a)	26,508,530	348,446	(2,112,508)	(2,422,813)	39,664,290	N/A	N/A	—	—
Dana, Inc.	106,349,113	3,284,423	(7,047,735)	820,562	28,722,519	132,128,882	7,704,308	780,903	—
Dave & Buster’s Entertainment, Inc.(a)	33,460,115	922,480	(8,421,970)	(1,822,245)	35,067,409	N/A	N/A	—	—
Deluxe Corp.	43,274,421	1,444,515	(2,470,282)	(562,438)	766,485	42,452,701	2,668,303	797,608	—
DiamondRock Hospitality Co.	99,088,323	1,892,090	(6,145,226)	(1,150,672)	187,559	93,872,074	12,254,840	989,791	—
Digi International, Inc.	64,209,738	2,241,339	(4,901,115)	2,069,464	13,434,944	77,054,370	2,210,395	—	—
Dime Community Bancshares, Inc.	67,672,566	2,355,271	(4,536,378)	168,464	(2,553,727)	63,106,196	2,342,472	598,605	—
Diodes, Inc.	123,679,503	2,957,989	(7,534,916)	1,202,927	25,463,410	145,768,913	2,756,077	—	—
DNOW, Inc.	111,575,134	1,978,811	(5,869,032)	2,147,751	(16,838,761)	92,993,903	6,270,661	—	—
Donnelley Financial Solutions, Inc.	71,748,042	1,769,817	(8,929,983)	2,477,503	26,051,706	93,117,085	1,510,415	—	—
Dorian LPG Ltd.	50,252,467	1,519,278	(3,157,357)	890,834	3,396,501	52,901,723	2,169,882	1,092,116	—
Dorman Products, Inc.	202,441,626	4,329,542	(12,302,652)	4,153,701	(772,067)	197,850,150	1,612,865	—	—
DoubleVerify Holdings, Inc.(a)	116,072,725	2,614,842	(11,904,331)	(9,347,352)	127,259,260	N/A	N/A	—	—
DXC Technology Co.	190,876,540	3,761,058	(10,279,391)	(2,661,130)	(17,077,093)	164,619,984	10,766,513	—	—
DXP Enterprises, Inc.(a)	64,656,689	1,458,365	(3,735,059)	2,406,726	(39,468,461)	N/A	N/A	—	—
Dycom Industries, Inc.	274,845,430	6,760,670	(25,616,623)	9,201,819	152,539,154	417,730,450	1,709,278	—	—
Dynavax Technologies Corp.	98,038,142	1,671,034	(11,112,253)	(813,468)	(21,974,879)	65,808,576	6,633,929	—	—
Eagle Bancorp, Inc.	39,268,152	1,275,096	(2,412,847)	(2,521,588)	(317,189)	35,291,624	1,811,685	301,390	—
Easterly Government Properties, Inc.	65,134,435	2,358,190	(1,070,268)	(1,529,215)	(9,134,268)	55,758,874	2,511,661	1,090,114	—
Edgewell Personal Care Co.	93,064,381	1,634,370	(6,528,098)	(2,364,788)	(20,403,897)	65,401,968	2,793,762	433,165	—
Element Solutions, Inc.	311,493,923	6,062,191	(16,711,700)	(2,727,457)	2,018,306	300,135,263	13,251,005	1,071,297	—
Ellington Financial, Inc.	74,325,973	4,944,135	(4,450,458)	(24,466)	(1,581,816)	73,213,368	5,636,133	2,155,981	—
Elme Communities	94,702,580	2,056,623	(5,268,204)	(284,817)	(7,942,286)	83,263,896	5,236,723	946,462	—
Embecta Corp.	46,393,412	1,097,780	(2,920,233)	(1,518,856)	(9,277,337)	33,774,766	3,485,528	523,630	—
Employers Holdings, Inc.	77,462,995	—	(4,850,210)	706,923	(6,034,659)	67,285,049	1,426,135	489,498	—
Encore Capital Group, Inc.	50,210,567	1,078,063	(3,853,221)	(276,439)	6,534,394	53,693,364	1,387,067	—	—
Energizer Holdings, Inc.	121,534,172	2,432,057	(6,309,821)	(1,566,459)	(37,417,263)	78,672,686	3,902,415	1,187,326	—
Enerpac Tool Group Corp., Class A	150,895,761	2,592,367	(7,803,992)	3,306,916	(17,689,409)	131,301,643	3,237,220	—	—
Enova International, Inc.	154,341,021	3,224,765	(11,931,325)	6,754,336	15,637,383	168,026,180	1,506,691	—	—
Enovis Corp.	134,741,451	2,159,307	(6,573,055)	(1,838,475)	(22,083,964)	106,405,264	3,393,025	—	—
Enpro, Inc.	210,013,936	5,233,165	(13,187,090)	6,447,537	30,887,236	239,394,784	1,249,777	390,988	—
Enviri Corp.	33,149,193	1,296,839	(2,436,639)	(642,105)	10,304,159	41,671,447	4,800,858	—	—
ePlus, Inc.	99,397,547	2,062,759	(6,158,739)	2,291,614	15,215,056	112,808,237	1,564,608	—	—
ESCO Technologies, Inc.	253,917,172	6,073,246	(16,319,264)	8,255,767	42,361,750	294,288,671	1,533,792	127,707	—
Essential Properties Realty Trust, Inc.	378,832,178	25,546,397	(21,045,021)	4,860,717	(13,860,837)	374,333,434	11,730,913	3,529,220	—
Ethan Allen Interiors, Inc.	39,535,878	1,231,562	(3,295,079)	231,648	(111,995)	37,592,014	1,349,803	531,762	—
Etsy, Inc.	328,192,384	6,511,145	(47,113,947)	(548,344)	23,635,456	310,676,694	6,193,714	—	—
EVERTEC, Inc.	144,960,761	3,957,383	(8,615,140)	3,151,747	(6,215,501)	137,239,250	3,806,914	192,281	—
Everus Construction Group, Inc.	116,916,841	2,919,482	(8,829,920)	(137,075)	81,573,461	192,442,789	3,029,164	—	—
EZCORP, Inc., Class A, NVS	47,800,109	1,208,667	(3,462,820)	1,462,213	(4,031,442)	42,976,727	3,096,306	—	—
Federal Signal Corp.	277,916,471	6,499,184	(20,204,737)	11,767,623	109,384,561	385,363,102	3,621,153	515,743	—

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
First BanCorp/Puerto Rico	$ 193,197,004	$ —	$ (10,805,369)	$ 6,055,261	$ 9,862,161	$ 198,309,057	9,520,358	$ 1,780,440	$ —
First Bancorp/Southern Pines NC	102,717,377	563,910	(4,621,098)	(508,504)	10,322,810	108,474,495	2,460,297	568,272	—
First Commonwealth Financial Corp.	97,563,430	3,184,106	(4,120,385)	689,521	3,523,077	100,839,749	6,213,170	835,342	—
First Financial Bancorp	147,637,121	1,042,783	(6,306,010)	110,827	(4,531,444)	137,953,277	5,686,450	1,391,300	—
First Hawaiian, Inc.	191,055,692	4,016,407	(12,071,007)	1,631,969	1,747,053	186,380,114	7,467,152	1,980,875	—
FMC Corp.	325,685,916	6,705,787	(18,327,031)	(844,928)	(3,484,343)	309,735,401	7,418,812	4,315,067	—
Foot Locker, Inc.	71,966,781	2,958,770	(5,472,470)	(190,026)	51,723,776	120,986,831	4,938,238	—	—
FormFactor, Inc.	135,483,215	2,800,015	(9,088,419)	3,074,507	25,262,862	157,532,180	4,578,093	—	—
Fortrea Holdings, Inc.	41,914,270	940,176	(1,817,439)	(3,958,187)	(10,415,536)	26,663,284	5,397,426	—	—
Four Corners Property Trust, Inc.	178,263,564	4,033,749	(10,671,535)	1,356,565	(12,392,451)	160,589,892	5,967,666	2,124,441	—
Fox Factory Holding Corp.	60,149,444	1,493,669	(3,745,889)	(1,988,753)	8,367,243	64,275,714	2,477,861	—	—
Franklin BSP Realty Trust, Inc.	66,061,525	868,445	(3,451,242)	(518,951)	(9,989,031)	52,970,746	4,955,168	1,756,938	—
Franklin Electric Co., Inc.	228,089,628	4,531,681	(13,272,645)	5,077,754	(15,419,535)	209,006,883	2,329,027	631,054	—
Freshpet, Inc.	249,623,028	5,551,684	(13,617,069)	(1,173,028)	(43,496,000)	196,888,615	2,897,125	—	—
Frontdoor, Inc.	181,062,894	4,638,393	(22,217,410)	8,655,622	85,463,370	257,602,869	4,370,595	—	—
Fulton Financial Corp.	203,865,997	—	(8,168,182)	(201,837)	(905,660)	194,590,318	10,786,603	—	—
Gates Industrial Corp. PLC	258,782,908	8,364,360	(16,388,784)	1,450,277	61,596,061	313,804,822	13,625,915	—	—
Gentherm, Inc.	51,216,967	1,058,667	(2,983,265)	(1,226,831)	4,007,327	52,072,865	1,840,681	—	—
Genworth Financial, Inc., Class A	187,382,560	—	(13,480,537)	5,526,574	11,892,044	191,320,641	24,591,342	—	—
GEO Group, Inc. (The)	245,795,315	8,120,918	(13,704,084)	7,697,393	(50,792,707)	197,116,835	8,230,348	—	—
Getty Realty Corp.	97,597,547	2,386,695	(5,229,391)	568,691	(11,579,207)	83,744,335	3,029,824	1,425,314	—
Gibraltar Industries, Inc.	110,047,744	2,031,034	(8,700,977)	1,355,435	(985,335)	103,747,901	1,758,439	—	—
G-III Apparel Group Ltd.	65,305,400	1,352,007	(4,375,287)	(241,219)	(11,343,138)	50,697,763	2,263,293	—	—
Glaukos Corp.	335,566,632	18,614,209	(19,174,096)	8,353,466	7,186,734	350,546,945	3,393,813	—	—
GMS, Inc.	176,455,455	3,880,998	(14,521,641)	7,639,944	74,506,771	247,961,527	2,280,106	—	—
Goosehead Insurance, Inc., Class A	178,931,500	7,219,051	(10,336,970)	2,643,803	(21,420,942)	157,036,442	1,488,356	—	—
Granite Construction, Inc.	202,510,300	6,689,296	(13,808,756)	7,253,138	40,276,768	242,920,746	2,597,805	338,663	—
Greenbrier Cos., Inc. (The)	99,311,534	2,073,887	(5,346,257)	1,007,923	(11,185,434)	85,861,653	1,864,531	612,051	—
Griffon Corp.(a)	174,828,225	3,476,257	(12,209,877)	6,058,963	(112,565,679)	N/A	N/A	426,863	—
Grocery Outlet Holding Corp.	83,956,610	3,049,275	(5,306,827)	(1,240,714)	(7,848,453)	72,609,891	5,846,207	—	—
Group 1 Automotive, Inc.	306,643,974	6,439,634	(27,757,704)	16,613,634	26,795,661	328,735,199	752,754	390,248	—
H2O America(e)	102,324,662	4,740,382	(5,978,707)	(512,735)	(4,547,853)	96,025,749	1,847,715	768,772	—
HA Sustainable Infrastructure Capital, Inc.	215,087,569	7,447,077	(11,826,974)	803,072	(18,581,139)	192,929,605	7,182,785	3,092,700	—
Hanesbrands, Inc.	125,979,168	2,526,980	(6,404,851)	(568,726)	(25,324,885)	96,207,686	21,006,045	—	—
Hanmi Financial Corp.	42,878,589	—	(2,492,739)	(831,741)	4,463,239	44,017,348	1,783,523	510,910	—
Harmonic, Inc.	69,401,986	1,472,946	(6,107,893)	310,062	(1,458,967)	63,618,134	6,717,860	—	—
Hawkins, Inc.	124,731,922	2,902,813	(9,520,577)	6,184,481	35,457,002	159,755,641	1,124,248	206,046	—
HB Fuller Co.	189,730,215	3,856,817	(12,587,536)	287,934	12,324,172	193,611,602	3,218,813	780,598	—
Healthcare Services Group, Inc.	46,521,670	904,650	(4,641,189)	(486,382)	22,806,356	65,105,105	4,331,677	—	—
Heidrick & Struggles International, Inc.	54,043,365	2,300,061	(3,592,403)	1,091,367	2,433,212	56,275,602	1,229,799	184,329	—
Helen of Troy Ltd.	75,586,719	1,203,428	(2,670,213)	(1,514,196)	(33,746,168)	38,859,570	1,369,259	—	—

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
Helix Energy Solutions Group, Inc.	$ 73,458,306	$ 1,370,550	$ (3,818,956)	$ 656,829	$ (18,865,278)	$ 52,801,451	8,461,771	$ —	$ —
Helmerich & Payne, Inc.	160,676,370	2,124,494	(6,669,557)	(668,903)	(65,936,692)	89,525,712	5,905,390	1,496,144	—
Heritage Financial Corp.	51,183,337	1,627,996	(3,201,180)	(219,072)	(898,566)	48,492,515	2,034,082	492,174	—
Highwoods Properties, Inc.	197,251,592	3,971,328	(11,180,358)	2,081,440	6,960,222	199,084,224	6,403,481	3,243,067	—
Hillenbrand, Inc.	105,108,650	2,065,063	(5,568,957)	(2,367,843)	(15,243,421)	83,993,492	4,185,027	945,965	—
HNI Corp.	131,089,641	2,552,992	(11,210,608)	1,304,586	12,251,499	135,988,110	2,765,110	979,728	—
Hope Bancorp, Inc.	78,248,843	5,881,826	(5,369,138)	(202,343)	2,244,053	80,803,241	7,530,591	1,072,196	—
Horace Mann Educators Corp.	107,787,451	—	(3,979,365)	(215,655)	745,046	104,337,477	2,428,147	868,375	—
Hub Group, Inc., Class A	139,615,389	2,434,051	(7,503,150)	2,123,108	(16,198,910)	120,470,488	3,603,664	452,096	—
IAC, Inc.	201,184,399	2,690,387	(62,713,811)	(4,158,261)	7,526,946	144,529,660	3,870,639	—	—
Ichor Holdings Ltd.	47,332,249	1,202,562	(2,278,352)	(489,336)	(5,801,039)	39,966,084	2,034,933	—	—
ICU Medical, Inc.	210,232,096	5,107,017	(12,327,412)	3,303,908	(13,133,849)	193,181,760	1,461,837	—	—
Impinj, Inc.(a)	129,636,966	5,325,232	(8,302,490)	(5,773,135)	158,696,074	N/A	N/A	—	—
Independent Bank Corp.	164,763,486	819,243	(6,720,262)	(1,900,728)	2,226,042	159,187,781	2,531,411	1,498,737	—
Ingevity Corp.	88,975,714	2,153,588	(5,078,577)	(702,893)	7,985,884	93,333,716	2,166,018	—	—
Innospec, Inc.	146,607,907	3,141,316	(8,201,554)	1,196,595	(17,555,865)	125,188,399	1,488,743	1,261,717	—
Innovative Industrial Properties, Inc.	94,753,942	1,876,773	(6,321,865)	(4,284,035)	6,208,820	92,233,635	1,670,294	3,170,021	—
Innoviva, Inc.	61,749,457	3,292,025	(5,349,259)	1,617,631	4,875,184	66,185,038	3,294,427	—	—
Insight Enterprises, Inc.	253,473,651	5,452,541	(13,365,717)	7,684,123	(28,047,295)	225,197,303	1,630,860	—	—
Inspire Medical Systems, Inc.	292,223,052	5,228,271	(16,999,333)	(5,939,326)	(47,183,525)	227,329,139	1,751,785	—	—
Installed Building Products, Inc.(a)	246,207,644	4,771,271	(18,538,043)	8,060,556	(125,449,980)	N/A	N/A	513,874	—
Insteel Industries, Inc.	31,628,117	809,785	(2,301,506)	311,165	12,507,254	42,954,815	1,154,389	34,666	—
Integer Holdings Corp.	244,765,485	15,033,036	(15,219,087)	5,819,068	4,443,542	254,842,044	2,072,392	—	—
Integra LifeSciences Holdings Corp.	90,225,014	1,667,616	(3,616,471)	(1,299,058)	(38,070,059)	48,907,042	3,985,904	—	—
InterDigital, Inc.	328,370,067	10,453,685	(20,122,332)	10,505,033	16,216,050	345,422,503	1,540,483	946,438	—
Interface, Inc., Class A	71,517,387	1,955,441	(4,050,891)	1,375,199	2,355,202	73,152,338	3,495,095	35,004	—
International Seaways, Inc.(a)	82,801,165	2,530,810	(5,675,470)	(42,908)	6,470,050	N/A	N/A	1,450,175	—
Itron, Inc.	292,094,870	10,573,025	(18,891,549)	7,236,099	65,392,760	356,405,205	2,707,629	—	—
Jack in the Box, Inc.	31,697,857	860,171	(1,886,110)	(2,352,936)	(8,736,475)	19,582,507	1,121,564	—	—
JBG SMITH Properties	84,142,224	410,216	(15,198,872)	2,286,507	3,612,711	75,252,786	4,349,872	865,452	—
JBT Marel Corp.	348,897,497	7,057,066	(18,719,217)	2,349,836	(9,219,778)	330,365,404	2,747,093	278,185	—
JetBlue Airways Corp.	90,722,107	2,176,897	(4,871,258)	(776,260)	(10,357,607)	76,893,879	18,178,222	—	—
John B Sanfilippo & Son, Inc.	39,608,898	1,707,375	(2,562,837)	(302,013)	(3,899,300)	34,552,123	546,365	—	—
John Wiley & Sons, Inc., Class A	112,974,305	2,384,499	(6,858,587)	1,075,076	(1,276,537)	108,298,756	2,426,591	890,084	—
Kadant, Inc.	244,690,321	5,239,626	(13,630,914)	(2,164,293)	(12,100,687)	222,034,053	699,430	245,224	—
Kaiser Aluminum Corp.	59,741,677	1,785,904	(3,729,918)	(301,703)	18,750,053	76,246,013	954,268	747,492	—
Kennametal, Inc.	101,880,903	1,964,921	(7,231,726)	(1,076,435)	8,430,475	103,968,138	4,528,229	935,138	—
Kennedy-Wilson Holdings, Inc.	63,418,224	1,523,147	(2,907,062)	(1,267,953)	(12,532,895)	48,233,461	7,093,156	850,114	—
KKR Real Estate Finance Trust, Inc.(a)	38,540,718	768,044	(2,433,336)	(922,365)	23,002,562	N/A	N/A	858,415	—
Knowles Corp.	82,384,380	1,799,758	(5,832,223)	838,677	11,839,931	91,030,523	5,166,318	—	—
Kohl’s Corp.	56,297,631	1,326,949	(3,301,155)	(3,634,240)	5,391,421	56,080,606	6,613,279	830,445	—
Kontoor Brands, Inc.	196,793,807	4,760,204	(10,912,683)	3,743,782	1,550,078	195,935,188	2,970,065	1,546,062	—
Koppers Holdings, Inc.	35,088,088	836,582	(2,072,384)	(69,943)	5,033,445	38,815,788	1,207,334	97,308	—
Korn Ferry	216,354,570	4,824,263	(12,736,489)	5,224,477	11,273,541	224,940,362	3,067,508	—	—

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
Kratos Defense & Security Solutions, Inc.	$ 280,610,374	$ 44,347,716	$ (20,521,311)	$ 2,068,002	$ 152,643,900	$ 459,148,681	9,884,794	$ —	$ —
Krystal Biotech, Inc.	282,183,022	5,805,100	(14,086,504)	(1,553,370)	(64,717,530)	207,630,718	1,510,481	—	—
Kulicke & Soffa Industries, Inc.	108,858,768	2,099,692	(7,434,848)	1,425,370	3,501,431	108,450,413	3,134,405	650,474	—
Lakeland Financial Corp.	93,845,120	2,555,005	(5,996,039)	(555,900)	3,437,584	93,285,770	1,518,076	773,968	—
La-Z-Boy, Inc.	100,255,882	1,945,909	(6,336,262)	1,612,127	(6,315,741)	91,161,915	2,452,567	547,795	—
LCI Industries	137,648,306	2,574,765	(8,960,324)	(1,385,593)	6,822,492	136,699,646	1,499,064	1,761,782	—
Leggett & Platt, Inc.	65,727,473	1,975,972	(4,012,054)	(1,130,436)	9,327,038	71,887,993	8,059,192	401,015	—
LeMaitre Vascular, Inc.	106,139,037	3,111,249	(6,739,612)	3,290,941	(4,374,228)	101,427,387	1,221,281	246,907	—
LGI Homes, Inc.	85,036,799	1,321,416	(4,424,270)	(552,353)	(18,346,563)	63,035,029	1,223,506	—	—
Liberty Energy, Inc., Class A	158,672,116	2,114,707	(6,796,965)	(3,036,288)	(40,517,910)	110,435,660	9,619,831	776,253	—
Ligand Pharmaceuticals, Inc.	122,836,744	5,433,612	(7,581,023)	1,954,633	7,633,996	130,277,962	1,146,006	—	—
Lincoln National Corp.	306,924,709	—	—	—	(11,196,641)	295,728,068	8,547,054	3,846,174	—
Lindsay Corp.	85,006,637	2,810,628	(6,241,589)	1,520,875	10,007,592	93,104,143	645,436	235,759	—
LiveRamp Holdings, Inc.	106,286,364	2,927,655	(7,432,735)	309,781	26,964,067	129,055,132	3,906,027	—	—
LTC Properties, Inc.	99,204,485	3,500,297	(5,933,667)	(5,519)	(2,339,548)	94,426,048	2,728,288	1,553,538	—
LXP Industrial Trust	158,967,702	3,113,965	(9,592,310)	(1,329,626)	(6,056,897)	145,102,834	17,566,929	2,381,797	—
M/I Homes, Inc.	192,075,994	3,736,502	(13,538,847)	6,674,595	(10,582,030)	178,366,214	1,590,851	—	—
Macerich Co. (The)	263,869,144	8,094,891	(13,319,078)	2,505,238	(18,353,293)	242,796,902	15,005,989	2,538,362	—
Madison Square Garden Sports Corp., Class A	201,712,590	4,794,808	(12,401,272)	(643,565)	14,534,418	207,996,979	995,439	—	—
Magnolia Oil & Gas Corp., Class A	298,398,224	5,049,920	(20,992,640)	(1,718,727)	(31,124,814)	249,611,963	11,103,735	1,737,458	—
MARA Holdings, Inc.	241,342,346	16,898,500	(17,621,192)	225,800	86,903,425	327,748,879	20,902,352	—	—
MarineMax, Inc.	27,172,839	674,219	(3,711,859)	(846,518)	5,043,521	28,332,202	1,126,977	—	—
Masterbrand, Inc.	102,635,889	1,805,915	(5,455,427)	534,880	(17,236,184)	82,285,073	7,528,369	—	—
Materion Corp.	104,697,125	2,196,801	(5,420,874)	2,024,444	(4,966,546)	98,530,950	1,241,413	174,703	—
Matson, Inc.	263,210,553	4,333,065	(16,799,331)	7,797,858	(42,640,953)	215,901,192	1,938,942	684,345	—
Matthews International Corp., Class A	42,851,965	1,162,551	(2,694,547)	(1,037,755)	3,976,152	44,258,366	1,851,040	470,935	—
MaxLinear, Inc.	51,711,443	2,586,449	(3,163,903)	(1,274,737)	16,745,746	66,604,998	4,687,192	—	—
MDU Resources Group, Inc.	213,192,724	4,678,937	(12,469,269)	1,101,293	(4,191,881)	202,311,804	12,136,281	1,590,081	—
Medical Properties Trust, Inc.	223,870,178	3,748,338	(10,880,939)	1,470,294	(64,403,922)	153,803,949	35,685,371	2,871,139	—
Mercury Systems, Inc.	135,161,136	3,296,907	(8,976,942)	1,936,624	31,069,062	162,486,787	3,016,836	—	—
Merit Medical Systems, Inc.	380,961,926	11,938,475	(20,738,305)	9,601,282	(53,633,621)	328,129,757	3,510,160	—	—
Meritage Homes Corp.	317,151,497	5,864,647	(19,429,185)	9,122,355	(26,996,609)	285,712,705	4,266,279	1,861,224	—
Mesa Laboratories, Inc.	40,583,025	1,040,267	(3,180,069)	(1,281,969)	(6,745,907)	30,415,347	322,812	52,062	—
Metallus, Inc.	30,887,919	716,630	(2,279,080)	(37,390)	4,566,751	33,854,830	2,196,939	—	—
MGE Energy, Inc.	208,130,654	5,657,087	(11,788,345)	1,572,159	(11,634,203)	191,937,352	2,170,255	979,617	—
Middlesex Water Co.	71,031,389	1,688,530	(4,073,967)	(215,109)	(10,527,485)	57,903,358	1,068,722	366,028	—
MillerKnoll, Inc.	80,655,692	1,601,371	(4,851,084)	(160,339)	905,412	78,151,052	4,024,256	767,331	—
Minerals Technologies, Inc.	125,344,910	2,088,333	(6,910,158)	(192,583)	(16,532,308)	103,798,194	1,884,841	210,762	—
Monro, Inc.	27,331,500	662,821	(2,155,740)	(3,090,704)	3,849,431	26,597,308	1,783,857	502,730	—
Moog, Inc., Class A	303,897,458	5,920,922	(18,378,243)	8,823,139	3,822,244	304,085,520	1,680,309	498,098	—
Mr. Cooper Group, Inc.	470,772,151	—	(18,015,082)	14,890,226	98,217,455	565,864,750	3,792,405	—	—
Mueller Water Products, Inc., Class A	246,157,442	5,300,739	(14,511,849)	(1,023,587)	(12,209,486)	223,713,259	9,305,876	636,167	—
MYR Group, Inc.	112,734,671	2,628,884	(14,165,159)	7,524,079	58,575,514	167,297,989	922,006	—	—
Myriad Genetics, Inc.	49,923,464	1,196,368	(2,080,421)	(2,458,286)	(17,389,607)	29,191,518	5,497,461	—	—

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
National Bank Holdings Corp., Class A	$ 90,132,471	$ 6,632	$ (3,292,505)	$ (285,076)	$ (1,381,190)	$ 85,180,332	2,264,832	$ 702,561	$ —
National Vision Holdings, Inc.	62,223,366	2,147,309	(4,802,840)	796,918	47,683,419	108,048,172	4,695,705	—	—
NBT Bancorp, Inc.	125,248,738	16,596,090	(7,677,904)	2,573,032	(7,114,011)	129,625,945	3,119,758	1,065,820	—
NCR Atleos Corp.	118,236,242	3,776,638	(6,275,930)	1,206,101	8,010,218	124,953,269	4,379,715	—	—
NCR Voyix Corp.	87,992,755	1,901,927	(10,617,340)	(4,252,895)	21,327,216	96,351,663	8,214,123	—	—
Neogen Corp.	105,829,393	1,561,604	(4,360,180)	(1,661,076)	(45,286,369)	56,083,372	11,732,923	—	—
NeoGenomics, Inc.	75,313,617	1,700,792	(4,086,752)	(2,597,146)	(14,443,587)	55,886,924	7,645,270	—	—
NetScout Systems, Inc.	93,211,285	1,730,613	(6,094,406)	(297,272)	16,566,277	105,116,497	4,236,860	—	—
New York Mortgage Trust, Inc.	37,018,136	554,057	(2,105,389)	(74,446)	1,117,449	36,509,807	5,449,225	1,087,313	—
Newell Brands, Inc.	159,954,395	3,183,516	(8,235,135)	(3,346,653)	(17,580,697)	133,975,426	24,810,264	1,751,239	—
NexPoint Residential Trust, Inc.	54,015,808	1,266,969	(3,307,860)	(480,048)	(7,950,227)	43,544,642	1,306,862	673,744	—
NMI Holdings, Inc., Class A	175,302,714	3,729,556	(11,905,226)	4,647,578	23,992,420	195,767,042	4,640,129	—	—
Northern Oil & Gas, Inc.	185,630,731	3,128,195	(11,372,032)	(2,501,732)	(9,469,092)	165,416,070	5,834,782	2,625,357	—
Northwest Bancshares, Inc.	94,855,914	845,743	(3,677,034)	94,853	5,798,622	97,918,098	7,661,823	1,568,092	—
Northwest Natural Holding Co.	106,002,289	2,833,009	(6,067,843)	699	(7,294,938)	95,473,216	2,403,656	1,192,898	—
Oceaneering International, Inc.	136,285,565	2,590,485	(7,748,579)	1,464,558	(8,787,874)	123,804,155	5,975,104	—	—
ODP Corp. (The)(f)	27,344,993	—	(26,968,979)	(21,003,816)	20,627,802	—	—	—	—
OFG Bancorp	113,682,413	—	(6,992,295)	3,172,100	4,193,918	114,056,136	2,664,863	802,291	—
O-I Glass, Inc.	109,265,158	3,225,869	(7,308,640)	(165,855)	30,410,785	135,427,317	9,187,742	—	—
Omnicell, Inc.	100,116,176	2,562,236	(5,049,039)	(1,367,976)	(14,453,780)	81,807,617	2,782,572	—	—
OPENLANE, Inc.	127,372,664	3,734,829	(8,405,340)	2,089,123	31,156,423	155,947,699	6,378,229	—	—
Organon & Co.	237,126,690	4,934,804	(10,111,716)	(3,699,965)	(78,785,560)	149,464,253	15,440,522	312,472	—
OSI Systems, Inc.	187,742,546	4,345,454	(12,401,739)	6,642,711	22,201,245	208,530,217	927,378	—	—
Otter Tail Corp.	207,872,022	4,382,387	(11,925,614)	682,686	(9,141,949)	191,869,532	2,488,903	1,325,323	—
Outfront Media, Inc.(a)	137,489,462	3,325,904	(7,603,302)	(370,878)	12,875,097	N/A	N/A	2,479,471	—
Owens & Minor, Inc.	41,262,007	802,191	(2,322,721)	(1,901,252)	1,860,500	39,700,725	4,362,717	—	—
Oxford Industries, Inc.	53,535,612	931,727	(4,500,162)	(2,730,965)	(13,670,731)	33,565,481	833,925	621,058	—
Pacific Premier Bancorp, Inc.	127,255,306	1,481,733	(5,564,657)	(4,135,615)	2,548,960	121,585,727	5,765,089	1,943,546	—
Pacira BioSciences, Inc.	70,939,494	1,777,961	(4,387,739)	197,844	(2,785,758)	65,741,802	2,750,703	—	—
Palomar Holdings, Inc.	224,869,185	6,797,276	(14,597,410)	7,078,112	20,852,894	245,000,057	1,588,331	—	—
Papa John’s International, Inc.	82,907,615	2,005,431	(4,826,628)	(1,004,485)	16,088,210	95,170,143	1,944,629	904,096	—
Park National Corp.	136,145,542	3,436,572	(8,631,789)	3,221,198	10,594,850	144,766,373	865,517	937,727	—
Pathward Financial, Inc.	107,662,236	—	(5,707,495)	3,441,475	5,201,439	110,597,655	1,397,847	72,564	—
Patrick Industries, Inc.	175,927,756	3,609,147	(11,598,816)	5,535,635	9,720,243	183,193,965	1,985,412	809,460	—
Patterson Cos., Inc.(f)	152,320,336	—	(152,849,619)	13,128,079	(12,598,796)	—	—	—	—
Patterson-UTI Energy, Inc.	178,718,944	2,759,977	(7,924,407)	418,759	(50,253,720)	123,719,553	20,863,331	1,691,431	—
Peabody Energy Corp.	101,792,139	2,179,206	(5,880,817)	(3,401,997)	2,244,612	96,933,143	7,223,036	549,739	—
Pebblebrook Hotel Trust	74,963,702	1,550,970	(4,746,893)	(1,530,093)	193,852	70,431,538	7,050,204	71,258	—
Pediatrix Medical Group, Inc.	75,720,712	1,413,737	(4,416,472)	486,585	(1,422,375)	71,782,187	5,002,243	—	—
Penguin Solutions, Inc.	57,230,033	1,474,982	(4,349,591)	410,633	7,317,948	62,084,005	3,133,973	—	—
Penn Entertainment, Inc.	151,755,237	3,182,156	(13,713,145)	(2,608,319)	15,816,128	154,432,057	8,641,973	—	—
PennyMac Mortgage Investment Trust	78,674,763	3,149,153	(5,434,172)	(459,052)	(9,202,377)	66,728,315	5,188,827	2,099,872	—
Perdoceo Education Corp.	96,266,942	—	(5,061,003)	2,742,250	25,536,474	119,484,663	3,655,083	489,846	—

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
Phibro Animal Health Corp., Class A	$ 27,397,404	$ 442,122	$ (1,858,999)	$ 274,544	$ 4,786,986	$ 31,042,057	1,215,429	$ 148,038	$ —
Phillips Edison & Co., Inc.	282,451,246	5,392,030	(15,657,803)	513,967	(11,794,003)	260,905,437	7,448,057	2,327,320	—
Phinia, Inc.	107,074,905	2,049,739	(8,729,119)	1,279,369	3,516,150	105,191,044	2,364,375	661,784	—
Photronics, Inc.	81,292,652	1,838,903	(4,148,740)	2,108,333	(9,718,368)	71,372,780	3,790,376	—	—
Piper Sandler Cos.	246,562,866	10,499,029	(14,914,529)	8,435,387	20,673,902	271,256,655	975,954	629,307	—
PJT Partners, Inc., Class A	202,081,340	11,838,465	(13,320,640)	3,521,018	35,320,878	239,441,061	1,451,070	355,990	—
Plexus Corp.	214,237,588	4,350,743	(12,216,409)	5,911,686	5,431,129	217,714,737	1,609,007	—	—
PRA Group, Inc.	50,263,642	1,127,591	(2,342,766)	(669,957)	(13,490,984)	34,887,526	2,365,256	—	—
Premier, Inc., Class A	108,845,221	2,714,938	(19,131,129)	77,702	14,753,600	107,260,332	4,891,032	1,152,291	—
Prestige Consumer Healthcare, Inc.	263,347,860	5,303,241	(15,920,878)	6,283,483	(24,655,553)	234,358,153	2,934,980	—	—
PriceSmart, Inc.(a)	134,777,274	3,561,388	(9,039,244)	1,919,021	(20,059,588)	N/A	N/A	—	—
Privia Health Group, Inc.	143,812,275	4,998,097	(8,694,719)	277,635	3,398,572	143,791,860	6,251,820	—	—
ProAssurance Corp.	73,927,501	104,643	(2,913,046)	(2,377,246)	737,897	69,479,749	3,043,353	—	—
PROG Holdings, Inc.	68,320,610	1,558,594	(5,977,708)	(27,048)	6,754,507	70,628,955	2,406,438	324,887	—
Progress Software Corp.	138,211,477	3,353,011	(11,046,760)	3,524,850	29,105,266	163,147,844	2,555,574	—	—
Progyny, Inc.	102,327,946	3,002,385	(6,295,429)	1,292,356	(2,873,770)	97,453,488	4,429,704	—	—
Protagonist Therapeutics, Inc.	178,218,255	11,331,491	(10,629,496)	2,298,501	22,253,719	203,472,470	3,681,427	—	—
Proto Labs, Inc.	53,098,179	1,431,258	(4,986,773)	(2,819,893)	10,038,494	56,761,265	1,417,614	—	—
Provident Financial Services, Inc.	117,685,515	1,395,736	—	—	2,537,033	121,618,284	6,937,723	1,665,053	—
Qorvo, Inc.	418,203,014	8,255,193	(23,898,072)	(342,494)	68,788,488	471,006,129	5,547,122	—	—
Quanex Building Products Corp.	54,259,432	1,080,093	(3,323,316)	(322,544)	1,049,998	52,743,663	2,790,670	224,605	—
QuidelOrtho Corp.	142,520,795	3,022,557	(7,062,466)	(1,665,617)	(23,363,984)	113,451,285	3,936,547	—	—
QuinStreet, Inc.	62,284,275	1,779,045	(3,302,790)	1,054,191	(7,130,797)	54,683,924	3,396,517	—	—
Ralliant Corp.	—	325,947,347	—	—	(53,767)	325,893,580	6,720,841	—	—
Ready Capital Corp.	53,035,744	1,668,782	(2,764,098)	(1,329,971)	(6,171,009)	44,439,448	10,169,210	1,269,555	—
Redwood Trust, Inc.	49,732,682	1,364,989	(2,755,414)	(223,781)	(1,197,698)	46,920,778	7,939,218	1,425,736	—
Renasant Corp.	133,662,383	52,089,764	(9,738,720)	1,440,166	19,221,802	196,675,395	5,473,849	1,217,080	—
Resideo Technologies, Inc.	161,262,364	5,345,138	(10,350,798)	3,018,928	35,303,716	194,579,348	8,820,460	—	—
REX American Resources Corp.	36,626,655	1,129,857	(5,651,448)	1,071,201	9,301,875	42,478,140	872,062	—	—
Robert Half, Inc.	338,813,268	5,799,560	(17,108,053)	(5,299,923)	(77,398,538)	244,806,314	5,963,613	3,570,251	—
Rogers Corp.	70,900,152	599,006	(3,543,090)	(2,513,514)	3,296,232	68,738,786	1,003,779	—	—
Rush Enterprises, Inc., Class A	205,858,911	3,940,752	(14,971,049)	(251,961)	(7,349,341)	187,227,312	3,634,776	680,267	—
RXO, Inc.	167,323,315	3,425,709	(7,648,410)	(1,393,339)	(28,551,770)	133,155,505	8,470,452	—	—
Ryman Hospitality Properties, Inc.	338,706,379	6,712,085	(19,417,252)	(413,282)	26,039,981	351,627,911	3,563,676	4,114,021	—
S&T Bancorp, Inc.	87,729,250	470,198	(3,796,269)	67,358	1,639,174	86,109,711	2,276,830	800,619	—
Sabre Corp.	67,035,956	1,814,590	(3,467,190)	(1,060,196)	8,752,017	73,075,177	23,125,056	—	—
Safety Insurance Group, Inc.	72,362,934	2,299,800	(4,540,134)	847,330	(457,161)	70,512,769	888,182	789,754	—
Sally Beauty Holdings, Inc.	56,919,801	1,114,609	(3,801,066)	(358,264)	1,626,952	55,502,032	5,993,740	—	—
Sandisk Corp.(b)	N/A	55,794,847	(16,411,360)	(3,015,547)	(18,802,416)	363,966,538	8,025,723	—	—
Sanmina Corp.	255,909,036	5,462,879	(20,769,629)	9,483,053	60,567,271	310,652,610	3,175,433	—	—
ScanSource, Inc.	45,391,038	1,022,057	(4,593,690)	418,311	9,598,907	51,836,623	1,239,814	—	—
Scholastic Corp.	29,590,416	696,995	(3,606,568)	(2,892,164)	5,654,359	29,443,038	1,403,386	299,925	—
Schrodinger, Inc.	67,630,622	2,206,967	(4,357,992)	74,384	1,476,825	67,030,806	3,331,551	—	—

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
Seacoast Banking Corp. of Florida	$ 135,046,632	$ 3,958,793	$ (8,185,070)	$ (208,623)	$ 9,417,580	$ 140,029,312	5,069,852	$ 912,161	$ —
Sealed Air Corp.	247,726,581	3,057,289	—	—	18,632,026	269,415,896	8,682,433	1,736,487	—
Select Medical Holdings Corp.(a)	107,886,476	2,211,267	(6,512,494)	2,496,988	(34,233,070)	N/A	N/A	393,914	—
Semtech Corp.	183,220,661	5,720,542	(11,475,423)	455,447	54,322,132	232,243,359	5,144,957	—	—
Sensient Technologies Corp.	194,960,305	6,263,180	(14,480,882)	2,924,552	58,783,832	248,450,987	2,521,833	1,053,069	—
ServisFirst Bancshares, Inc.	256,503,149	5,440,897	(14,200,203)	5,760,561	(22,201,697)	231,302,707	2,984,166	—	—
Shake Shack, Inc., Class A	218,230,537	7,143,328	(15,711,531)	5,922,225	120,299,702	335,884,261	2,388,935	—	—
Shenandoah Telecommunications Co.	35,644,749	1,090,829	(2,148,199)	(346,790)	3,324,507	37,565,096	2,750,007	—	—
Signet Jewelers Ltd.	156,134,720	3,673,803	(13,413,835)	7,217,641	49,065,479	202,677,808	2,547,804	845,696	—
Simmons First National Corp., Class A	159,654,399	942,246	(6,431,946)	(3,351,808)	(8,969,851)	141,843,040	7,481,173	1,623,051	—
Simply Good Foods Co. (The)	196,075,891	4,200,883	(11,979,083)	1,061,294	(16,876,100)	172,482,885	5,460,047	—	—
Simulations Plus, Inc.(a)	25,097,863	867,420	(2,298,564)	(675,486)	25,692,893	N/A	N/A	—	—
SiTime Corp.(a)	180,685,461	26,664,925	(12,096,180)	3,016,438	(36,384,306)	N/A	N/A	—	—
Six Flags Entertainment Corp.	205,700,472	5,187,668	(11,206,113)	(2,060,517)	(27,681,250)	169,940,260	5,584,629	—	—
SkyWest, Inc.	217,886,626	5,271,410	(13,566,563)	7,872,856	30,025,508	247,489,837	2,403,514	—	—
SL Green Realty Corp.	249,888,429	8,067,934	(13,920,809)	6,769,700	10,289,689	261,094,943	4,218,012	3,268,584	—
SM Energy Co.	211,900,054	3,487,777	(9,972,290)	3,831,927	(41,254,383)	167,993,085	6,798,587	1,393,554	—
SolarEdge Technologies, Inc.	57,970,060	2,538,620	(3,314,581)	(579,578)	15,210,431	71,824,952	3,520,831	—	—
Sonos, Inc.	78,559,508	2,205,423	(4,036,533)	(1,280,936)	1,964,029	77,411,491	7,161,100	—	—
Southside Bancshares, Inc.	51,250,541	430,107	(2,543,024)	(422,720)	1,134,660	49,849,564	1,693,835	635,987	—
SpartanNash Co.	43,064,798	1,577,260	(3,611,403)	(416,721)	12,853,826	53,467,760	2,018,413	443,788	—
Sprinklr, Inc., Class A(a)	58,336,766	2,825,488	(3,831,487)	(847,049)	29,999,618	N/A	N/A	—	—
SPS Commerce, Inc.	311,446,830	6,564,796	(18,894,044)	10,666,699	(2,818,997)	306,965,284	2,255,605	—	—
SPX Technologies, Inc.	369,180,323	11,917,978	(24,813,382)	15,239,432	93,620,975	465,145,326	2,774,006	—	—
STAAR Surgical Co.	53,693,223	1,608,050	(3,173,046)	(1,769,956)	(780,368)	49,577,903	2,954,583	—	—
Standard Motor Products, Inc.	32,395,662	1,353,646	(2,653,099)	(965,165)	8,127,460	38,258,504	1,245,394	385,047	—
Standex International Corp.	118,729,943	4,179,827	(6,787,486)	2,535,562	(6,454,018)	112,203,828	717,049	230,625	—
Stellar Bancorp, Inc.	81,319,377	1,636,796	(7,432,423)	185,223	431,630	76,140,603	2,721,251	397,308	—
Stepan Co.	71,955,608	1,801,101	(3,914,803)	(1,283,575)	519,645	69,077,976	1,265,628	488,727	—
StepStone Group, Inc., Class A	214,059,693	4,991,347	(14,108,199)	1,197,962	11,388,394	217,529,197	3,919,445	2,525,745	—
Sterling Infrastructure, Inc.	—	268,947,616	(19,029,724)	3,925,475	162,916,849	416,760,216	1,806,268	—	—
Steven Madden Ltd.	118,911,050	2,519,178	(5,526,507)	(439,086)	(11,615,408)	103,849,227	4,330,660	904,682	—
Stewart Information Services Corp.	122,484,690	3,075,809	(6,806,924)	2,979,115	(13,774,170)	107,958,520	1,658,349	829,164	—
StoneX Group, Inc.	203,338,530	8,074,437	(14,064,296)	8,686,491	29,635,835	235,670,997	2,585,813	—	—
Strategic Education, Inc.	126,275,084	2,423,390	(9,439,838)	242,125	1,441,217	120,941,978	1,420,674	879,739	—
Stride, Inc.	334,565,303	9,174,919	(22,556,744)	12,756,015	36,190,035	370,129,528	2,549,277	—	—
Sturm Ruger & Co., Inc.	40,788,206	822,207	(2,883,540)	(597,911)	(2,821,168)	35,307,794	983,504	181,752	—
Summit Hotel Properties, Inc.	36,263,495	997,615	(1,722,605)	(571,792)	(1,792,312)	33,174,401	6,517,564	522,377	—
SunCoke Energy, Inc.	47,979,343	1,239,513	(2,708,722)	481,746	(3,624,354)	43,367,526	5,048,606	607,682	—

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
Sunrun, Inc.	$ 81,281,435	$ 3,764,381	$ (6,036,329)	$ (2,410,464)	$ 34,843,047	$ 111,442,070	13,623,725	$ —	$ —
Sunstone Hotel Investors, Inc.	116,890,644	2,091,480	(6,859,521)	(851,507)	(8,346,529)	102,924,567	11,857,669	1,066,020	—
Supernus Pharmaceuticals, Inc.	111,815,050	4,143,135	(6,934,302)	1,244,613	(5,441,045)	104,827,451	3,325,744	—	—
Sylvamo Corp.	141,432,521	2,610,369	(6,521,891)	2,521,000	(37,851,125)	102,190,874	2,039,738	945,153	—
Tandem Diabetes Care, Inc.	77,801,039	2,773,196	(4,443,141)	(1,885,216)	(206,437)	74,039,441	3,972,073	—	—
Tanger, Inc.	231,284,035	8,280,937	(12,135,498)	5,773,367	(27,644,203)	205,558,638	6,721,996	1,965,735	—
TEGNA, Inc.	181,524,457	3,401,085	(10,208,655)	573,429	(15,292,618)	159,997,698	9,546,402	1,207,469	—
Teleflex, Inc.	396,882,371	6,898,822	(37,070,687)	(5,077,808)	(50,990,842)	310,641,856	2,624,551	951,312	—
Telephone & Data Systems, Inc.	233,609,987	6,413,319	(12,528,968)	5,368,377	(24,426,429)	208,436,286	5,858,243	233,253	—
Tennant Co.	93,059,717	1,552,597	(5,876,923)	381,507	(3,264,409)	85,852,489	1,108,060	333,579	—
Teradata Corp.	133,022,095	2,698,309	(7,822,863)	(373,179)	(838,745)	126,685,617	5,678,423	—	—
Terreno Realty Corp.	390,071,636	18,430,559	(20,006,449)	(727,802)	(43,678,241)	344,089,703	6,136,788	3,007,080	—
TG Therapeutics, Inc.	325,440,394	10,893,308	(18,402,574)	4,863,908	(32,919,016)	289,876,020	8,054,349	—	—
Thryv Holdings, Inc.	32,575,625	1,403,395	(2,507,269)	(1,527,789)	(127,399)	29,816,563	2,452,020	—	—
Tidewater, Inc.(b)	N/A	18,757,133	(10,828,904)	(10,726,239)	(107,166,426)	125,027,154	2,710,322	—	—
Tompkins Financial Corp.	48,903,718	1,135,158	(2,782,357)	(35,134)	(240,943)	46,980,442	748,931	468,821	—
TransMedics Group, Inc.	139,621,744	6,759,340	(13,377,040)	(1,638,285)	137,933,500	269,299,259	2,009,546	—	—
TreeHouse Foods, Inc.	75,670,795	1,784,406	(3,686,286)	(1,523,221)	(19,604,250)	52,641,444	2,710,682	—	—
Tri Pointe Homes, Inc.	184,724,296	3,011,792	(15,251,271)	3,105,943	(3,526,240)	172,064,520	5,385,431	—	—
Trinity Industries, Inc.	143,111,163	2,920,063	(9,410,326)	352,079	(6,039,033)	130,933,946	4,847,610	1,515,657	—
TripAdvisor, Inc.	96,449,593	7,970,062	(5,277,724)	(739,366)	(6,860,952)	91,541,613	7,014,683	—	—
Triumph Financial, Inc.	78,508,122	2,722,613	(4,839,776)	732,722	(4,411,988)	72,711,693	1,319,392	—	—
Triumph Group, Inc.	103,301,019	—	—	—	1,671,405	104,972,424	4,076,599	—	—
TrustCo Bank Corp.	35,879,623	1,112,886	(2,393,233)	(24,074)	3,334,641	37,909,843	1,134,346	406,213	—
Trustmark Corp.	130,227,445	675,556	(6,969,482)	453,873	6,585,314	130,972,706	3,592,230	894,575	—
TTM Technologies, Inc.	129,316,719	3,226,209	(10,538,727)	4,347,166	120,049,419	246,400,786	6,036,276	—	—
Two Harbors Investment Corp.	85,641,782	1,781,993	(4,382,267)	(810,153)	(15,678,732)	66,552,623	6,179,445	2,888,101	—
U.S. Physical Therapy, Inc.	67,531,707	2,514,865	(4,440,988)	(379,988)	5,618,834	70,844,430	905,939	409,346	—
UFP Technologies, Inc.	90,920,984	2,521,416	(5,995,800)	662,634	18,075,462	106,184,696	434,898	—	—
Ultra Clean Holdings, Inc.	59,645,776	1,634,756	(3,753,722)	(495,377)	3,502,278	60,533,711	2,682,043	—	—
UniFirst Corp.	161,463,648	3,761,089	(10,285,895)	1,434,799	11,395,880	167,769,521	891,348	314,925	—
United Community Banks, Inc.	207,872,739	283,648	(6,961,014)	(2,307,720)	13,852,210	212,739,863	7,141,318	1,731,544	—
United Fire Group, Inc.	38,772,542	1,065,250	(2,168,172)	347,789	(1,423,905)	36,593,504	1,275,035	202,073	—
United Natural Foods, Inc.	101,472,500	2,580,156	(5,184,741)	1,880,065	(16,617,551)	84,130,429	3,609,199	—	—
Uniti Group, Inc.	76,066,991	1,863,242	(4,164,550)	(1,029,198)	(9,757,646)	62,978,839	14,578,435	—	—
Unitil Corp.	57,945,336	1,322,722	(3,320,536)	227,612	(5,676,620)	50,498,514	968,332	440,990	—
Universal Corp.	85,570,806	2,482,932	(5,782,572)	481,135	2,752,639	85,504,940	1,468,148	1,224,170	—
Universal Health Realty Income Trust	32,267,878	758,678	(1,812,938)	(105,561)	(729,818)	30,378,239	760,026	561,130	—
Upbound Group, Inc.	75,663,572	2,409,727	(4,403,454)	1,859,405	1,502,976	77,032,226	3,069,013	2,417,040	—
Urban Edge Properties	147,393,564	1,199,177	(5,854,493)	(45,588)	(2,781,977)	139,910,683	7,497,893	1,442,243	—
Veeco Instruments, Inc.	72,023,787	3,843,909	(4,029,129)	767,480	18,751	72,624,798	3,574,055	—	—
Vericel Corp.	136,177,920	5,219,751	(7,710,375)	699,835	(7,151,908)	127,235,223	2,990,252	—	—
Veris Residential, Inc.	84,500,933	1,942,355	(4,338,569)	576,684	(10,644,759)	72,036,644	4,837,921	386,586	—
Veritex Holdings, Inc.	84,250,603	523,730	(4,167,097)	(891,107)	4,424,894	84,141,023	3,223,794	737,819	—
Verra Mobility Corp., Class A	229,393,445	4,724,422	(21,611,014)	3,482,347	24,434,524	240,423,724	9,469,229	—	—

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
Vestis Corp.	$ 70,155,152	$ 1,341,665	$ (3,254,044)	$ (2,907,635)	$ (26,306,647)	$ 39,028,491	6,811,255	$ —	$ —
Viavi Solutions, Inc.	153,782,559	3,803,987	(8,493,825)	(248,233)	(15,319,601)	133,524,887	13,259,671	—	—
Victoria’s Secret & Co.	90,321,505	3,183,748	(5,441,551)	(315,646)	81,859	87,829,915	4,742,436	—	—
Virtu Financial, Inc., Class A	190,449,235	4,563,196	(12,371,235)	4,111,832	28,086,014	214,839,042	4,796,585	1,165,877	—
Virtus Investment Partners, Inc.	70,299,611	1,515,760	(5,167,538)	879,640	2,474,968	70,002,441	385,901	902,727	—
Vishay Intertechnology, Inc.	110,460,766	2,032,810	(5,648,142)	(1,121,654)	246,795	105,970,575	6,673,210	671,221	—
WaFd, Inc.	144,074,524	—	(8,031,694)	(1,934,071)	5,149,410	139,258,169	4,756,085	1,344,216	—
Walker & Dunlop, Inc.	169,730,934	4,910,807	(9,622,222)	1,613,562	(30,964,790)	135,668,291	1,924,919	1,296,882	—
WD-40 Co.	204,378,792	5,436,649	(13,282,259)	4,395,590	(17,429,683)	183,499,089	804,503	773,000	—
Werner Enterprises, Inc.	112,049,470	2,548,947	(6,831,604)	(1,543,532)	(5,865,925)	100,357,356	3,668,032	530,222	—
Westamerica BanCorp	83,984,841	1,970,447	(6,786,877)	(496,519)	(3,338,101)	75,333,791	1,555,198	743,830	—
Whitestone REIT	40,891,375	543,352	(2,388,991)	445,278	(6,283,980)	33,207,034	2,660,820	245,005	—
WillScot Holdings Corp., Class A	317,618,058	5,862,244	(21,216,854)	(2,327,305)	(3,115,943)	296,820,200	10,832,854	777,180	—
Winnebago Industries, Inc.	60,500,561	1,351,219	(4,215,514)	(1,158,415)	(8,195,635)	48,282,216	1,664,904	1,168,073	—
Wolfspeed, Inc.(f)	29,432,093	494,293	(5,011,681)	(70,725,640)	45,810,935	—	—	—	—
Wolverine World Wide, Inc.	68,857,588	2,664,196	(4,435,795)	(4,819)	19,956,510	87,037,680	4,814,031	—	—
World Kinect Corp.	101,838,605	1,677,073	(7,711,104)	(552,916)	107,082	95,358,740	3,363,624	689,548	—
WSFS Financial Corp.	188,303,609	—	(13,641,514)	(256,635)	10,878,540	185,284,000	3,368,800	610,177	—
Xencor, Inc.	46,036,131	1,538,198	(2,326,658)	(2,209,667)	(9,675,055)	33,362,949	4,244,650	—	—
Xenia Hotels & Resorts, Inc.	74,029,000	1,576,311	(6,272,530)	(2,509,967)	7,163,376	73,986,190	5,885,934	823,082	—
Xerox Holdings Corp.	34,557,616	1,309,976	(2,032,654)	(1,599,951)	4,533,661	36,768,648	6,976,973	174,205	—
XPEL, Inc.(a)	41,181,858	1,238,623	(2,914,116)	(884,512)	45,106,492	N/A	N/A	—	—
Yelp, Inc.	150,701,621	3,466,045	(13,182,493)	1,402,624	(12,434,106)	129,953,691	3,792,054	—	—
Ziff Davis, Inc.	99,313,192	1,744,160	(5,983,359)	(2,735,441)	(16,365,635)	75,972,917	2,509,842	—	—
Zurn Elkay Water Solutions Corp.(a)	291,319,958	5,889,523	(20,706,148)	(517,472)	16,550,640	N/A	N/A	774,475	—
				$ 486,803,192	$ 1,862,028,604	$ 71,642,339,046		$ 309,824,974	$ —

(a)	As of period end, the entity was not considered an affiliate.
(b)	As of the beginning of the period, the entity was not considered an affiliate.
(c)	Represents net amount purchased (sold).
(d)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(e)	Formerly the SJW Group.
(f)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	1,538	09/19/25	$ 168,542	$ 3,011,111

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P Small-Cap ETF
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Arbor Realty Trust, Inc.	Goldman Sachs Bank USA	USD	12,591,918	08/19/26	(2.25)%	1D FEDL01	Monthly	$ 404,644
Atlantic Union Bankshares Corp.	HSBC Bank PLC		428,184	02/09/28	0.40%	1D OBFR01	Monthly	(274)
Berkshire Hills Bancorp, Inc.	Goldman Sachs Bank USA		1,521,688	08/18/26	0.40%	1D FEDL01	Monthly	49,573
Bread Financial Holdings, Inc.	Goldman Sachs Bank USA		7,317,955	08/19/26	0.40%	1D FEDL01	Monthly	636,404
Bread Financial Holdings, Inc.	HSBC Bank PLC		47,587,968	02/09/28	0.40%	1D OBFR01	Monthly	5,491,992
Central Pacific Financial Corp.	Goldman Sachs Bank USA		227,431	08/19/26	0.40%	1D FEDL01	Monthly	17,663
Douglas Emmett, Inc.	Goldman Sachs Bank USA		5,600,306	08/19/26	0.40%	1D FEDL01	Monthly	11,193
Douglas Emmett, Inc.	HSBC Bank PLC		21,147,041	02/09/28	0.40%	1D OBFR01	Monthly	607,507
Extreme Networks, Inc.	Goldman Sachs Bank USA		36,109,419	08/19/26	0.40%	1D FEDL01	Monthly	2,610,060
Extreme Networks, Inc.	JPMorgan Chase Bank NA		1,492,316	02/09/26	0.40%	1D OBFR01	Monthly	99,310
Global Net Lease, Inc.	Goldman Sachs Bank USA		1,259,997	08/18/26	0.40%	1D FEDL01	Monthly	30,773
Global Net Lease, Inc.	HSBC Bank PLC		19,644,546	02/09/28	0.40%	1D OBFR01	Monthly	(482,230)
Jackson Financial, Inc., Class A	Goldman Sachs Bank USA		105,809,258	08/19/26	0.40%	1D FEDL01	Monthly	6,380,902
Jackson Financial, Inc., Class A	HSBC Bank PLC		112,502,412	02/09/28	0.40%	1D OBFR01	Monthly	7,804,575
Lincoln National Corp.	Goldman Sachs Bank USA		7,753,145	08/18/26	0.40%	1D FEDL01	Monthly	351,351
Lincoln National Corp.	HSBC Bank PLC		45,617,136	02/09/28	0.40%	1D OBFR01	Monthly	1,568,302
Lumen Technologies, Inc.	Goldman Sachs Bank USA		5,047,700	08/18/26	0.40%	1D FEDL01	Monthly	384,469
Lumen Technologies, Inc.	HSBC Bank PLC		51,059,925	02/09/28	0.40%	1D OBFR01	Monthly	2,188,283
Lumen Technologies, Inc.	JPMorgan Chase Bank NA		1,628,341	02/09/26	0.40%	1D OBFR01	Monthly	178,361
Moelis & Co., Class A	Goldman Sachs Bank USA		49,129,254	08/19/26	0.40%	1D FEDL01	Monthly	4,912,220
Mr. Cooper Group, Inc.	JPMorgan Chase Bank NA		607,376	02/09/26	0.40%	1D OBFR01	Monthly	356
Par Pacific Holdings, Inc.	Goldman Sachs Bank USA		15,689,870	08/19/26	0.40%	1D FEDL01	Monthly	107,179
Pitney Bowes, Inc.	Goldman Sachs Bank USA		14,335,510	08/19/26	0.40%	1D FEDL01	Monthly	517,331
Preferred Bank	Goldman Sachs Bank USA		2,449,452	08/18/26	0.40%	1D FEDL01	Monthly	172,861
Preferred Bank	HSBC Bank PLC		9,378,655	02/09/28	0.40%	1D OBFR01	Monthly	226,975
Provident Financial Services, Inc.	HSBC Bank PLC		13,965,880	02/09/28	0.40%	1D OBFR01	Monthly	546,383
Radian Group, Inc.	JPMorgan Chase Bank NA		45,174,563	02/09/26	0.40%	1D OBFR01	Monthly	3,529,052
RadNet, Inc.	Goldman Sachs Bank USA		8,377,716	08/19/26	0.40%	1D FEDL01	Monthly	(75,856)
RadNet, Inc.	JPMorgan Chase Bank NA		15,092,352	02/09/26	0.40%	1D OBFR01	Monthly	(416,629)
Sealed Air Corp.	Goldman Sachs Bank USA		1,270,699	08/18/26	0.40%	1D FEDL01	Monthly	(14,573)
SiriusPoint Ltd.	Goldman Sachs Bank USA		10,720,073	08/18/26	0.40%	1D FEDL01	Monthly	454,891
SITE Centers Corp.	Goldman Sachs Bank USA		305,164	08/18/26	0.40%	1D FEDL01	Monthly	(5,042)
SITE Centers Corp.	JPMorgan Chase Bank NA		3,102,273	02/09/26	0.40%	1D OBFR01	Monthly	(190,513)
Triumph Group, Inc.	Goldman Sachs Bank USA		12,153,517	08/19/26	0.40%	1D FEDL01	Monthly	(4,718)
Triumph Group, Inc.	HSBC Bank PLC		1,154,849	02/09/28	0.40%	1D OBFR01	Monthly	(8,459)
United Community Banks, Inc.	JPMorgan Chase Bank NA		2,060,907	02/09/26	0.40%	1D OBFR01	Monthly	142,928
Warrior Met Coal, Inc.	JPMorgan Chase Bank NA		31,286,138	02/09/26	0.40%	1D OBFR01	Monthly	(1,575,328)
Total long positions of equity swaps								36,651,916
Net dividends and financing fees								(970,155)
Total equity swap contracts including dividends and financing fees								$ 35,681,761

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P Small-Cap ETF
Fair Value Hierarchy as of Period End (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 78,170,595,869	$ —	$ 10	$ 78,170,595,879
Short-Term Securities
Money Market Funds	5,161,477,879	—	—	5,161,477,879
	$ 83,332,073,748	$ —	$ 10	$ 83,332,073,758
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 3,011,111	$ 39,425,538	$ —	$ 42,436,649
Liabilities
Equity Contracts	—	(3,743,777)	—	(3,743,777)
	$ 3,011,111	$ 35,681,761	$ —	$ 38,692,872

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust